Registration No. 2-34393

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                 /_/


         Post-Effective Amendment No.   69                           /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940


         Amendment No.   52                                          /X/


                        (Check appropriate box or boxes.)

JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

Suite 300, 100 Fillmore Street, Denver, Colorado 80206-4923
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863

David C. Tucker - Suite 300, 100 Fillmore Street, Denver, Colorado 80206-4923 (Name and Address of Agent for Service)


Approximate Date of Proposed Offering:  September 28, 1995


It is proposed that this filing will become effective (check appropriate line):


          X immediately upon filing pursuant to paragraph (b) of Rule 485. __ on (date) pursuant to paragraph (b) of Rule 485.
          __ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
          __ on (date) pursuant to paragraph (a)(1) of Rule 485.
          __ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
          __ on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following line:
          __ this  post-effective   amendment   designates  a  new effective
             date for a previously filed  post-effective amendment.



Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2(a) and filed a Rule 24f-2 Notice on December 29, 1994, for the fiscal year ended October 31, 1994, with respect to all of its series in existence as of October 31, 1994.

                              JANUS INVESTMENT FUND
                (Janus Money Market Fund - Institutional Shares,
          Janus Government Money Market Fund - Institutional Shares and
           Janus Tax-Exempt Money Market Fund - Institutional Shares)

                              Cross Reference Sheet
                       Between Prospectus and Statement of
                    Additional Information and Form N-1A Item
      (Cross Reference Sheets for other series of Janus Investment Fund are included in previous post-effective amendments related to those series)



FORM N-1A ITEM                    CAPTION IN PROSPECTUS
--------------                    ---------------------

PART A
------

1.  Cover Page                    Cover Page


2.  Synopsis                      Cover Page; Fee Table

3.  Condensed Financial           Financial Highlights; Performance
    Information

4.  General Description of        Investment Objectives, Policies and
    Registrant                    Techniques; Miscellaneous Information

5.  Management of the Fund        Investment Adviser and Administrator;
                                  Miscellaneous Information

6.  Capital Stock and Other       Distributions and Taxes; Shareholder's Guide;
    Securities                    Miscellaneous Information

7.  Purchase of Securities Being  Shareholder's Guide
    Offered

8.  Redemption or Repurchase      Shareholder's Guide


9.  Pending Legal Proceedings     Not Applicable

FORM N-1A ITEM                     CAPTION IN STATEMENT OF
                                   ADDITIONAL INFORMATION
--------------                     ----------------------

PART B
------

10. Cover Page                     Cover Page

11. Table of Contents              Table of Contents


12. General Information and        Miscellaneous Information
    History

13. Investment Objectives and      Investment Policies and Restrictions; Types
    Policies                       of Securities and Investment Techniques;
                                   Appendix A - Description of Securities
                                   Ratings; Appendix B - Description of
                                   Municipal Securities

14. Management of the Fund         Investment Adviser and Administrator;
                                   Officers and Trustees


15. Control Persons and Principal  Not Applicable
    Holders of Securities


16. Investment Advisory and        Investment Adviser and Administrator;
    Other Services                 Custodian, Transfer Agent and Certain
                                   Affiliations; Portfolio Transactions and
                                   Brokerage; Officers and Trustees;
                                   Miscellaneous Information


17. Brokerage Allocation and       Portfolio Transactions and Brokerage
    Other Practices


18. Capital Stock and Other        Redemption of Shares; Miscellaneous
    Securities                     Information

19. Purchase, Redemption and       Determination of Net Asset Value; Purchase of
    Pricing of Securities Being    Shares; Redemption of Shares; Shareholder
    Offered                        Accounts

20. Tax Status                     Dividends and Tax Status


21. Underwriters                   Custodian, Transfer Agent and Certain
                                   Affiliations


22. Calculation of Performance     Performance Data
    Data

23. Financial Statements           Financial Statements

                                     [LOGO]

                            JANUS MONEY MARKET FUND
                       JANUS GOVERNMENT MONEY MARKET FUND
                       JANUS TAX-EXEMPT MONEY MARKET FUND
                              Institutional Shares
                         100 Fillmore Street, Suite 300
                             Denver, CO 80206-4923
                                 (800) 29JANUS


               April 14, 1995 as supplemented September 28, 1995


Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund (individually, a "Fund" and, collectively, the "Funds") are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares") exclusively to institutional clients. Each Fund is a separate series of Janus Investment Fund (the "Trust"), an open-end management investment company. The Funds are recently organized and have a limited operating history.

Each Fund invests exclusively in high quality money market instruments. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


The Shares are offered only to certain institutional investors, including corporations, foundations and trusts. The Shares are offered with no sales charges, commissions, redemption fees, Rule 12b-1 fees or deferred sales charges. The minimum initial investment is $250,000. There is no minimum amount required for subsequent investments. For complete details on how to purchase, redeem and exchange Shares, please see the Shareholder's Guide beginning at page 10.

This Prospectus contains information about the Shares that prospective investors should consider before investing and should be read carefully and retained for future reference. Additional information about the Shares is contained in the Statement of Additional Information ("SAI") dated April 14, 1995, as supplemented September 28, 1995, which is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge by writing or calling the Funds at the address or telephone number shown above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.


CONTENTS


FEE TABLE
          .................................................................    2
FINANCIAL HIGHLIGHTS
          .................................................................    3
INVESTMENT OBJECTIVES,
  POLICIES AND TECHNIQUES
          .................................................................    4
INVESTMENT ADVISER AND ADMINISTRATOR
          .................................................................    7
DISTRIBUTIONS AND TAXES
          .................................................................    8
PERFORMANCE
          .................................................................    9
MISCELLANEOUS INFORMATION
          .................................................................    9
SHAREHOLDER'S GUIDE
How to Open an Account ....................................................   10
Purchasing Shares .........................................................   10
How to Exchange Shares ....................................................   11
How to Redeem Shares ......................................................   11
Special Shareholder Services
  and Other Information ...................................................   11


                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS

FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES (Applicable to each Fund)

Sales Load Imposed on Purchases                     None
Sales Load Imposed on Reinvested Dividends          None
Deferred Sales Load                                 None
Redemption Fees                                     None
Exchange Fee                                        None



ANNUAL OPERATING EXPENSES*
(Expressed as a percentage of average net assets)

                                                             Management Fee      Other Expenses   Total Operating Expenses
                                                             --------------      --------------   ------------------------
Janus Money Market Fund - Institutional Shares                     .10%               .05%                    .15%
Janus Government Money Market Fund - Institutional Shares          .10%               .05%                    .15%
Janus Tax-Exempt Money Market Fund - Institutional Shares          .10%               .05%                    .15%


EXAMPLE*

You would indirectly pay the following expenses on a $1,000 investment, assuming a 5% annual return, with or without redemption at the end of each period:

                                                               1 Year    3 Years
                                                               ------    -------
Janus Money Market Fund - Institutional Shares                     $2         $5
Janus Government Money Market Fund - Institutional Shares          $2         $5
Janus Tax-Exempt Money Market Fund - Institutional Shares          $2         $5


*The fees and expenses in the table and example above are based on the estimated fees and expenses that the Shares expect to incur in their initial fiscal year, net of fee waivers from the investment adviser. Without such waivers, the Management Fee, Other Expenses and Total Operating Expenses are estimated to be
 .20%, .15% and .35%, respectively. See "Investment Adviser and Administrator" for a more detailed discussion of the fees.


THE EXPENSES IN THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

The purpose of the preceding table and example is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. These expenses are described in greater detail under "Investment Adviser and Administrator."



                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS

FINANCIAL HIGHLIGHTS

The unaudited information below is for the period from April 14, 1995 (inception) to August 31, 1995. Expense and income ratios have been annualized while total returns have not been annualized.



                                                       Janus                    Janus                     Janus
                                                    Money Market      Government Money Market   Tax-Exempt Money Market
    Institutional Shares                               Fund(1)                  Fund(1)                   Fund(1)
    --------------------                               -------                  -------                   -------
 1. Net asset value, beginning of period                $1.00                    $1.00                     $1.00
    Income from investment operations:
 2. Net investment income                                 .01                      .01                       .01
 3. Net gains or (losses) on securities
    (both realized and unrealized)                      --                       --                        --
 4. Total from investment operations                      .01                      .01                       .01
    Less distributions:
 5. Dividends (from net investment income)               (.01)                    (.01)                     (.01)
 6. Distributions (from capital gains)                  --                       --                        --
 7. Total distributions                                  (.01)                    (.01)                     (.01)
 8. Net asset value, end of period                      $1.00                    $1.00                     $1.00
 9. Total return                                         2.26%                    2.21%                     1.43%
10. Net assets, end of period (in thousands)         $370,947                  $42,540                       $10
11. Ratio of expenses to average net assets               .15%                     .15%                      .15%
12. Ratio of net investment income
    to average net assets                                5.90%                    5.77%                     3.87%

(1) Period from April 14, 1995 (inception) through August 31, 1995.


                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                                       3

INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES


Unless otherwise stated, the investment objectives and policies set forth in this Prospectus are not fundamental and may be changed by the Trustees of the Trust (the "Trustees") without shareholder approval. Shareholders will be notified of material changes in investment objectives or policies. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. The Funds are subject to additional investment policies and restrictions described in the SAI, some of which are fundamental and may not be changed without shareholder approval.


INVESTMENT OBJECTIVES

The investment objective of Janus Money Market Fund and Janus Government Money Market Fund is to seek maximum current income to the extent consistent with stability of capital. The investment objective of Janus Tax-Exempt Money Market Fund is to seek maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. There can be no assurance that a Fund will achieve its investment objective or that the Shares will be able to maintain a stable net asset value of $1.00 per share.

COMMON INVESTMENT POLICIES

The Funds will invest only in eligible high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital Corporation, the Funds' investment adviser ("Janus Capital"), pursuant to procedures adopted by the Trustees. Each Fund may invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act")) and will maintain a dollar-weighted average portfolio maturity of 90 days or less.


Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities (as defined below), each Fund will not invest more than 5% of its total assets in the securities of any one issuer. A guarantor is not considered an issuer for the purpose of this limit, provided that the value of all securities held by a Fund that are issued or guaranteed by that institution does not exceed 10% of the Fund's total assets. In the case of Janus Tax-Exempt Money Market Fund, up to 25% of its assets may be invested without regard to the foregoing limitations. To ensure adequate liquidity, no Fund may invest more than 10% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days and certain time deposits that are subject to early withdrawal penalties and mature in more than seven days. Because the Funds are typically used as a cash management vehicle, they intend to maintain a high degree of liquidity. Janus Capital determines and monitors the liquidity of portfolio securities under the supervision of the Trustees.


RATINGS.


High quality money market instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories for short-term debt by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by Janus Capital to be of comparable quality. Each Fund, except Janus Tax-Exempt Money Market Fund, will invest at least 95% of its total assets in securities in the highest rating category (as determined pursuant to Rule 2a-7). Descriptions of the rating categories of Standard & Poor's Ratings Services, Moody's Investors Service, Inc., and certain other NRSROs are contained in the SAI, as is a further description of the Funds' investment policies.


Although each Fund only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in its portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

TYPES OF SECURITIES

JANUS MONEY MARKET FUND

Janus Money Market Fund pursues its objective by investing primarily in high quality commercial paper and obligations of financial institutions. The Fund may also invest in U.S. Government Securities (as defined below) and municipal securities, although the Fund expects to invest in such securities to a lesser degree.

DEBT SECURITIES.

The Fund may invest in debt obligations of domestic issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds, and variable amount master demand notes. The Fund may invest in privately issued commercial paper which is restricted as to disposition under the federal securities laws. In general, any sale of this paper may not be made absent registration under the Securities Act of 1933 (the "1933 Act") or the availability of an appropriate exemption therefrom. Pursuant to the provisions of Section 4(2) of the 1933 Act, however, some privately issued commercial paper is eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for that paper pursuant to guidelines adopted by the Trustees.

OBLIGATIONS OF FINANCIAL INSTITUTIONS.

The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in



                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                                       4

Eurodollar and Yankee bank obligations as discussed below.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

EURODOLLAR OR YANKEE OBLIGATIONS.

The Fund may invest in Eurodollar and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. GOVERNMENT SECURITIES.

The Fund may invest without limit in U.S. Government Securities as described below under "Janus Government Money Market Fund."

MUNICIPAL SECURITIES.

The Fund may invest in obligations of states, territories or possessions of the United States and their subdivisions, authorities and corporations as described below under "Janus Tax-Exempt Money Market Fund." These obligations may pay interest that is exempt from federal income taxation.

JANUS GOVERNMENT MONEY MARKET FUND

Janus Government Money Market Fund pursues its objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations.

U.S. GOVERNMENT SECURITIES.

U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. government securities to include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and has been interpreted to include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities ("U.S. Government Securities"). U.S. Government Securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

JANUS TAX-EXEMPT MONEY MARKET FUND

Janus Tax-Exempt Money Market Fund pursues its objective by investing primarily in municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax. Although the Fund will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from federal income taxes, the Fund reserves the right to invest up to 20% of the value of its net assets in securities whose interest is federally taxable. Additionally, when its portfolio manager is unable to locate investment opportunities with desirable risk/reward characteristics, the Fund may invest without limit in cash and cash equivalents, including obligations that may be federally taxable (see "Taxable Investments").

MUNICIPAL SECURITIES.


The municipal securities in which the Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B in the SAI.


When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the



                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                                       5
government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

At times, the Fund may invest more than 25% of the value of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Fund may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

MUNICIPAL LEASES.

The Fund may invest in municipal leases or participation interests therein. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis, which may result in termination of the lease and possible default. Janus Capital may determine that a liquid market exists for municipal lease obligations pursuant to guidelines established by the Trustees.

TAXABLE INVESTMENTS.

As discussed above, although the Fund will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from federal income tax, the Fund may under certain circumstances invest in certain securities whose interest is subject to such taxation. These securities include:
(i) short-term obligations of the U.S. government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than one billion dollars and whose deposits are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper and (iv) repurchase agreements as described below covering any of the securities described in items (i)-(iii) above or any other obligations of the U.S. government, its agencies or instrumentalities.

COMMON INVESTMENT TECHNIQUES

PARTICIPATION INTERESTS.

The Funds may invest in participation interests in any type of security in which the Funds may invest. A participation interest gives a Fund an undivided interest in the underlying securities in the proportion that the Fund's participation interest bears to the total principal amount of the underlying securities. Participation interests usually carry a demand feature, as described below, backed by a letter of credit or guarantee of the institution that issued the interests permitting the holder to tender them back to the institution.

DEMAND FEATURES.

The Funds may invest in securities that are subject to puts and stand-by commitments ("demand features"). Demand features give the Fund the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed-upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: to shorten the maturity of a variable or floating rate security, to enhance the instrument's credit quality and to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

VARIABLE AND FLOATING RATE SECURITIES.

The securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by a Fund



                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                                       6
may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

MORTGAGE- AND ASSET-BACKED SECURITIES.

Janus Money Market Fund and Janus Government Money Market Fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. In addition, Janus Money Market Fund may purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

REPURCHASE AGREEMENTS.


Each Fund may seek additional income by entering into repurchase agreements with respect to obligations that could otherwise be purchased by a Fund. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.


REVERSE REPURCHASE AGREEMENTS.

Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used only for temporary or emergency purposes, such as meeting redemption requests, or to earn additional income on portfolio securities.

DELAYED DELIVERY SECURITIES.

Each Fund may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Fund until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Forward commitments will be entered into only when a Fund has the intention of taking possession of the securities, but a Fund may sell the securities before the settlement date if deemed advisable.

BORROWING AND LENDING.

Each Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets. A Fund may not mortgage or pledge securities except to secure permitted borrowings. As a fundamental policy, a Fund will not lend securities or other assets if, as a result, more than 25% of its total assets would be lent to other parties; however, the Funds do not currently intend to engage in securities lending. Each Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and are advised by Janus Capital. There is no assurance that such permission will be granted.

PORTFOLIO TURNOVER.

Because the Funds invest in securities with relatively short-term maturities, each Fund is expected to have a high portfolio turnover rate. However, a high turnover rate should not increase a Fund's costs because brokerage commissions are not normally charged on the purchase and sale of money market instruments.


JOINT ACCOUNTS.

The Funds have requested exemptive relief from the SEC to permit the Funds and other funds advised by Janus Capital to invest in certain money market instruments through a joint account. Accordingly, the Funds may purchase such instruments through a joint account if such relief is granted.


INVESTMENT ADVISER AND ADMINISTRATOR

INVESTMENT ADVISER


Each Fund has a separate Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Suite 300, Denver, Colorado 80206-4923. Janus Capital has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.


Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate of 0.20% of the value of the average daily net assets of each Fund. Until at least the period ending June 16, 1996, however, Janus Capital has agreed to waive a portion of its fee and accordingly, the advisory fee of each Fund will initially be calculated at the annual rate of 0.10% of the value of each Fund's average daily net assets.



                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                                       7

ADMINISTRATOR

Each of the Funds has also entered into an Administration Agreement with Janus Capital, pursuant to which Janus Capital furnishes certain administrative, compliance and accounting services for the Funds, pays the costs of printing reports and prospectuses for existing shareholders, provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital. Administrative services provided by Janus Capital under the Administration Agreements include custody and transfer agency services. Janus Capital is paid a fee, calculated daily and paid monthly, at the annual rate of 0.15% of the value of the average daily net assets of each Fund attributable to Shares for services rendered pursuant to the Administration Agreements. At least for the period ending June 16, 1996, however, Janus Capital has agreed to waive a portion of its fee and accordingly, the administration fee paid by the Shares will initially be calculated at the annual rate of 0.05% of the value of each Fund's average daily net assets attributable to the Shares.

Each Fund pays all of its expenses not assumed by Janus Capital, including auditing fees and independent Trustees' fees and expenses. For the fiscal year ending October 31, 1995, Janus Capital has undertaken to reimburse the Funds for audit fees and expenses and the fees and expenses of Fund Trustees who are not affiliated with Janus Capital.

PORTFOLIO TRANSACTIONS


Purchases and sales of securities on behalf of each Fund are executed by brokers and dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Funds' transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. The Funds' Trustees have also authorized the Funds to place portfolio transactions on an agency basis with a broker-dealer that is affiliated with Janus Capital. Agency trades, if any, that are placed with such affiliated party serve to reduce certain expenses of the Funds. The SAI further explains the selection of broker-dealers.


PERSONAL INVESTING


Janus Capital permits investment personnel to purchase and sell securities for their own accounts subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds and Janus Capital's other advisory clients. See the SAI for more detailed information.


DISTRIBUTIONS AND TAXES


Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are paid at the end of the preceding month. Distributions will be reinvested in Shares of a Fund or wired to a predesignated bank account at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Shares of a Fund.

Shares purchased by wire on a day on which the Funds calculate their net asset value will receive that day's dividend if the purchase is effected at or prior to 3:00 p.m. (New York time) for the Janus Money Market and Janus Government Money Market Funds and 12:00 p.m. (New York time) for the Janus Tax-Exempt Money Market Fund. Otherwise, such Shares begin to accrue dividends on the first business day following receipt of the order.


Redemption orders effected on any particular day will generally receive dividends declared through the day of redemption. However, redemptions made by wire which are received prior to 3:00 p.m. (New York time) for the Janus Money Market and Janus Government Money Market Funds and 12:00 p.m. (New York time) for the Janus Tax-Exempt Money Market Fund will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated account on that day and that day's dividend will not be received. Requests for redemptions made by wire which are received after 3:00 p.m. (12:00 p.m. for Janus Tax-Exempt Money Market Fund) will be processed on that day and receive that day's dividend, but will not be wired until the following business day.

Distributions for all of the Funds (except Janus Tax-Exempt Money Market Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. Because the Funds are money market funds, they do not anticipate making any capital gains distributions.

Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax. However, dividends attributable to interest on taxable investments, together with distributions from any net realized capital gains, are taxable. In addition, interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent that the Fund earns such income,



                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                                       8
shareholders who are subject to the alternative minimum tax must include such income as a preference item. The Fund will advise shareholders of the percentage of dividends, if any, subject to the alternative minimum tax.

Dividends and capital gains distributions may also be subject to state and local taxes. In certain states some portion of dividends and distributions (depending on the sources of the Fund's net income) of Janus Tax-Exempt Money Market Fund may be exempt from state and local taxes. Shareholders should consult their own tax advisor regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.


The Funds intend to comply with provisions of the Internal Revenue Code applicable to investment companies, and thus it is not expected that any of the Funds will be required to pay any federal income or excise taxes. The SAI further explains the Funds' tax status.


PERFORMANCE

The Shares may measure performance in several ways, including "yield," "effective yield," and "tax equivalent yield" (for Janus Tax-Exempt Money Market Fund only). Yield is a way of showing the rate of income the Shares earn on investments as a percentage of the Share price. Yield represents the income, less expenses generated by an investment, in the Shares over a seven-day period expressed as an annual percentage rate. Effective yield is similar in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield.

Shares of Janus Tax-Exempt Money Market Fund may also quote tax-equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal such Shares' tax-free yield. A tax-equivalent yield is calculated by dividing such Shares' tax-exempt yield by the result of one minus a stated federal tax rate. Only that portion of the Fund's income that is tax-exempt is adjusted in this calculation.

Performance figures are based upon historical results and are not intended to indicate future performance.

From time to time in advertisements or sales material, the Funds may discuss the Shares' performance ratings or other information as published by recognized statistical or rating services, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Morningstar or by publications of general interest, such as Forbes or Money. In addition, the Funds may compare the Shares' yield to those of certain U.S. Treasury obligations or other money market instruments.

MISCELLANEOUS INFORMATION

ORGANIZATION


Each Fund is an open-end management investment company registered under the 1940 Act as a series of the Trust, which was created on February 11, 1986. Each Fund currently offers two classes of shares by separate prospectuses. The Shares offered by this Prospectus are available only to institutional clients, including corporations, foundations and trusts, meeting certain initial investment requirements, while Investor Shares of each Fund are available to the general public. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information, please call Janus Extended Services at 1-800-29JANUS.


TRUSTEES


The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust and meet at least quarterly to review the Funds' investment policies, performance, expenses and other business affairs. In approving the use of a single combined prospectus, the Trustees considered the possibility that one Fund might be liable for misstatements in this Prospectus regarding information concerning another Fund.


VOTING RIGHTS

The Trust is not required to hold annual shareholder meetings. However, special meetings may be called for a specific class of shares, a specific Fund, or for the Trust as a whole, for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies or voting on matters when required by the 1940 Act. Separate votes are taken by a separate class of shares only if a matter affects or requires the vote of just those Shares. Shareholders are entitled to cast one vote for each Share they own.

CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

United Missouri Bank, N.A., P.O. Box 419226, Kansas City, Missouri 64141-6226, is the custodian of the Funds' assets. The custodian holds each Fund's assets in safekeeping and collects and remits the income thereon subject to the instructions of each Fund.

Janus Service  Corporation,  P.O. Box 173375,  Denver,  Colorado  80217-3375,  a
wholly-owned   subsidiary  of  Janus  Capital,   provides  transfer  agency  and
shareholder services for the Funds.


Janus Distributors, Inc., 100 Fillmore Street, Suite 300, Denver, Colorado 80206-4923, a wholly-owned subsidiary of Janus Capital, is a distributor of the Shares.


                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                                       9

SHAREHOLDER'S GUIDE

HOW TO OPEN AN ACCOUNT

ESTABLISHING YOUR ACCOUNT

The Application enclosed with this Prospectus describes the options available to
you  as  an  institutional   shareholder  of  the  Funds.  After  reviewing  the
Application carefully, complete, sign and forward it to:

Via Regular Mail                   Via Express Mail-Overnight Delivery
Janus Funds                        Janus Funds
P.O. Box 173375                    100 Fillmore Street, Suite 300
Denver, CO 80217-3375              Denver, CO 80206-4923
Attn: Extended Services            Attn: Extended Services

Do not include any purchase money with the Application. All purchases of Shares should be effected by wire transfer. See "Purchasing Shares." The Funds reserve the right to suspend the offering of the Shares for a period of time and to reject any specific purchase request.

TAXPAYER IDENTIFICATION NUMBERS

On the Application, you must furnish the Funds with your taxpayer identification number and state whether or not you are subject to backup withholding, certified under penalties of perjury as prescribed by the Internal Revenue Code and regulations. Dividends and capital gains distributions in an account without proper certification will be subject to a 31% federal backup withholding. In addition to the 31% backup withholding, redemption proceeds on established accounts may be reduced by $50 to reimburse a Fund for any penalty that the Internal Revenue Service imposes on that Fund for your failure to report a correct taxpayer identification number to the Fund.

DISTRIBUTION OPTIONS

Shareholders have the option of having their dividends and distributions automatically reinvested in Shares of a Fund or wired to a predesignated bank account. If no election is made, all dividends and distributions will be reinvested in additional Shares.

PURCHASING SHARES

You must establish a Fund account and receive an account number before making purchases by wire. Requests to purchase Janus Money Market Fund and Janus Government Money Market Fund received before 3:00 p.m. (New York time) will receive dividends declared on the purchase date. Requests to purchase Janus Tax-Exempt Money Market Fund must be received before 12:00 p.m. (New York time) in order to receive the dividend declared on the day of purchase. In addition, the Funds' transfer agent must receive payment in federal funds by 4:00 p.m. (New York time). Purchase orders received after these times will receive the dividend declared the following day.

WIRE INSTRUCTIONS:

Request your bank to transmit immediately available funds by wire for purchase of Shares to the Funds' custodian bank as follows:

United Missouri Bank, N.A., Kansas City, Missouri
ABA # 101000695
BNF = Janus Money Market Funds Account # 9870610000
For credit to:      Name of Shareholder:
                    Shareholder Account No.:
                    Name of Fund(s):

Complete information regarding your account must be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Please contact the Janus Extended Services Team at 1-800-29JANUS when you intend to make a wire purchase.

The Funds do not charge any fees for transactions by wire in Shares of the Funds.

Once you have established a Fund account, you may purchase Shares for such account or open additional accounts with other Funds at any time. The Funds reserve the right to suspend the offering of Shares for a period of time and to reject any specific purchase request. If you have any questions, please call 1-800-29JANUS.

MINIMUM INVESTMENT

The minimum initial investment in the Shares is $250,000. The Funds may, in their discretion, waive this minimum under certain circumstances but, in such event, the minimum must be reached within 90 days of opening the account.

NET ASSET VALUE


The net asset value ("NAV") of the Shares is determined at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., New York time) each day that the Exchange is open. NAV per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


SHARE CERTIFICATES

Share certificates are not available for the Shares in order to maintain the general liquidity that is representative of a money market fund and to help facilitate transactions in shareholder accounts.



                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                                       10

HOW TO EXCHANGE SHARES


The Janus funds include several funds with a variety of investment objectives. You may exchange your Shares for shares of any other Janus fund that is available to the public and registered in your state of residence. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your Shares to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Funds may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are detrimental to the Funds. If you would like more information regarding this option, please call the Janus Extended Services Team at 1-800-29JANUS.


HOW TO REDEEM SHARES

PARTIAL OR COMPLETE REDEMPTIONS

You may redeem all or a portion of your Shares on any business day that the New York Stock Exchange is open. Your Shares will be redeemed at the NAV next calculated after your Fund has received your redemption request in good order and meeting all the requirements of this Prospectus. Proceeds of such redemption generally will be wired to your predesignated bank account as of the day of redemption unless that day is a bank holiday, in which case, redemption proceeds will be wired on the next bank business day.

IN WRITING

To redeem all or part of your Shares in writing, send a letter of instruction to the following address:

Via Regular Mail                   Via Express Mail-Overnight Delivery
Janus Funds                        Janus Funds
P.O. Box 173375                    100 Fillmore Street, Suite 300
Denver, CO 80217-3375              Denver, CO 80206-4923
Attn: Extended Services            Attn: Extended Services

The letter should be on company letterhead and should specify the name of the Fund, the number of Shares or dollars being redeemed, the account number, appropriate wiring instructions, the name(s) on the account, your name and your daytime telephone number. The letter must be signed by an authorized person whose signature is on file with the Fund.

BY TELEPHONE

Shares may be redeemed by telephone. If a request for a redemption is received by 3:00 p.m. (New York time) for the Janus Money Market Fund and Janus Government Money Market Fund and by 12:00 p.m. (New York time) for the Janus Tax-Exempt Money Market Fund, Shares will be redeemed and the redemption amount wired in federal funds to the shareholder's predesignated bank account that day. After 3:00 p.m. (12:00 p.m. for Janus Tax-Exempt Money Market Fund), a redemption request will be processed at that day's NAV and will include that day's dividends, but generally will not be wired until the next business day. There is no fee for redemptions by wire.

BY A FUND


Your account may be terminated by your Fund if, due to the transfer or redemption of Shares, the value of the remaining Shares in your account falls below the minimum investment required to open a new account, or if you engage in illegal or other conduct detrimental to the Funds. In the case of insufficient account size, your Fund will notify you that you have 60 days to increase your account to the minimum required before redeeming your account.


SPECIAL SHAREHOLDER SERVICES AND OTHER INFORMATION


PORTFOLIO INFORMATION

You may call 1-800-29JANUS by TouchTone(TM) telephone for access to certain information regarding your account, including current yield and dividend rate information, Monday through Friday from 7:00 a.m. to 10:00 p.m. (New York time).


TELEPHONE INSTRUCTIONS


You may initiate many transactions by telephone. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.


ACCOUNT ADDRESS AND NAME CHANGES

To change the address on your account, you may call 1-800-29JANUS or send a written request signed by all registered owners of your account. Please include the name of the Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Within the first 10 days of an address change, redemptions are permissible only if the redemption proceeds are wired to a pre-designated bank account or you provide the Funds with appropriate corporate resolutions changing wire instructions. Please call 1-800-29JANUS for additional information.

To change the name on an account, the Shares must be transferred to a new account. Such a change generally requires written instructions with the guaranteed signatures of all registered owners, as well as an Application and supporting legal documentation, if applicable. Please call 1-800-29JANUS for additional information.

STATEMENTS AND REPORTS

Each shareholder will receive daily confirmations of purchases and redemptions made in the Funds. On the last day of each month, the shareholder will receive a statement reporting all purchases and redemptions made during that month, and dividends paid during the month.

Twice each year you will receive the financial statements of the Funds, including a statement listing portfolio securities. To reduce expenses, only one copy of most reports (such as the Funds' Annual Report) may be mailed to all accounts with the same tax identification number. Please call 1-800-29JANUS if you need additional reports sent each time.

TEMPORARY SUSPENSION OF SERVICES

The Funds or their agents may temporarily suspend telephone transactions and other shareholder services described in this Prospectus upon reasonable notice or to the extent that any circumstance reasonably beyond the control of the Funds or their agents materially hampers the provision of such services.



                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                                       11


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                                                                  APRIL 14, 1995
                                              AS SUPPLEMENTED SEPTEMBER 28, 1995
JANUS INSTITUTIONAL MONEY MARKET FUNDS PROSPECTUS
                                       12

                                     [LOGO]

                             JANUS INVESTMENT FUND

                         100 Fillmore Street, Suite 300
                             Denver, CO 80206-4923
                                 (800) 29JANUS


                      STATEMENT OF ADDITIONAL INFORMATION
               April 14, 1995 as supplemented September 28, 1995



                            JANUS MONEY MARKET FUND
                       JANUS GOVERNMENT MONEY MARKET FUND
                       JANUS TAX-EXEMPT MONEY MARKET FUND
                              Institutional Shares



This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies, and is managed separately by Janus Capital Corporation ("Janus Capital").

This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated April 14, 1995, as supplemented September 28, 1995, which is incorporated by reference into this SAI and may be obtained from the Trust at the above address. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                            Page


Investment Policies and Restrictions ......................................    3
Types of Securities and Investment Techniques .............................    4
Performance Data ..........................................................    7
Determination of Net Asset Value ..........................................    8
Investment Adviser and Administrator ......................................    9
Custodian, Transfer Agent and Certain Affiliations ........................   10
Portfolio Transactions and Brokerage ......................................   11
Officers and Trustees .....................................................   12
Purchase of Shares ........................................................   13
Redemption of Shares ......................................................   14
Shareholder Accounts ......................................................   14
Dividends and Tax Status ..................................................   14
Principal Shareholders ....................................................   15
Miscellaneous Information .................................................   15
Shares of the Trust .......................................................   16
Voting Rights .............................................................   16
Independent Accountants ...................................................   16
Registration Statement ....................................................   16
Financial Statements ......................................................   17
Appendix A - Description of Securities Ratings ............................   25
Appendix B - Description of Municipal Securities ..........................   27

INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVES

     As discussed in the Prospectus, the investment objective of each of Janus Money Market Fund and Janus Government Money Market Fund is to seek maximum current income to the extent consistent with stability of capital. The investment objective of Janus Tax-Exempt Money Market Fund is to seek maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. There can be no assurance that a Fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share. The investment objectives of the Funds are not fundamental and may be changed by the Trustees of the Trust (the "Trustees") without shareholder approval.

INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

     As indicated in the Prospectus, each Fund has adopted certain fundamental investment restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular Shares if a matter affects just that Fund or those Shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of Shares) are present or represented by proxy.

     As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. government securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities and has been interpreted to include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities ("U.S. Government Securities").

     The Funds have adopted the following fundamental policies:

     (1) With respect to 75% of its assets, a Fund may not purchase a security other than a U.S. Government Security, if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own more than 10% of the outstanding voting securities of any single issuer. (As noted in the Prospectus, Janus Money Market Fund and Janus Government Money Market Fund are currently subject to the greater diversification standards of Rule 2a-7, which are not fundamental.)

     (2) A Fund may not purchase securities if more than 25% of the value of a Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

     (3) A Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

     (4) A Fund may not lend any security or make any other loan if, as a result, more than 25% of a Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (5) A Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

     (6) A Fund may borrow money for temporary or emergency purposes (not for leveraging) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. Reverse repurchase agreements or the segregation of assets in connection with such agreements shall not be considered borrowing for the purposes of this limit.

     (7) Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as that Fund.

     Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:


     (1) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid investments"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.


     (2) A Fund may not invest in the securities of another investment company, except to the extent permitted by the 1940 Act.

     (3) A Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

     (4) A Fund may not invest more than 5% of the value of its total assets in the securities of any issuer that has conducted continuous operations for less than three years, including operations of predecessors, except that this shall not affect the Fund's ability to invest in U.S. Government Securities, fully collateralized debt obligations, municipal obligations, securities that are rated by at least one nationally recognized statistical rating organization and securities guaranteed as to principal and interest by an issuer in whose securities the Fund could invest.

     (5) A Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

     (6) A Fund may not invest directly in interests in oil and gas or interests in other mineral exploration or development programs or leases; however, the Fund may own debt securities of companies engaged in those businesses.

     (7) A Fund may not invest in companies for the purpose of exercising control of management.

     For purposes of the Funds' restriction on investing in a particular industry, the Funds will rely primarily on industry classifications as published by Bloomberg L.P., subject to the exceptions noted in fundamental restriction number two above. To the extent that such classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission.

TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

     Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

     Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. In the case of Janus Tax-Exempt Money Market Fund, up to 25% of its assets may be invested without regard to the foregoing limitations.

     Pursuant to Rule 2a-7,  each Fund  (except  Janus  Tax-Exempt  Money Market
Fund) will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, a Fund (except for Janus Tax-Exempt Money Market Fund) may not invest in a second-tier security if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

     The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

PARTICIPATION INTERESTS

     Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolio. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

VARIABLE AND FLOATING RATE NOTES

     Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

MORTGAGE- AND ASSET-BACKED SECURITIES

     The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a
"pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

     As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.


     The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. The Government National Mortgage Association ("GNMA") is the principal federal government guarantor of mortgage-backed securities. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. GNMA pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and
(ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. GNMA pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's GNMA securities can be expected to fluctuate in response to changes in prevailing interest rate levels.


     Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("FHLMC"). FHLMC is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues participation certificates ("PCs") which represent interests in mortgages from FHLMC's national portfolio. The mortgage loans in FHLMC's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. FHLMC guarantees the timely payment of interest and ultimate collection of principal on FHLMC PCs; the U.S. government does not guarantee any aspect of FHLMC PCs.

     The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. FNMA guarantees the timely payment of principal and interest on the pass-through securities issued by FNMA; the U.S. government does not guarantee any aspect of the FNMA pass-through securities.

     The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages.

     Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

REVERSE REPURCHASE AGREEMENTS


     Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities.

     Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Funds' custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

MUNICIPAL LEASES

     Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. A Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

     In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

     Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Funds, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Fund.

PERFORMANCE DATA

     A Fund may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns.

     In performance advertising, the Funds may compare their Shares' performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or CDC/Wiesenberger, Donoghue's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare their Shares' performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


     Any current yield quotation of the Shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. Current yield shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one Share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value will reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but will not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Shares may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

     Janus Tax-Exempt Money Market Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal such Shares' yield after taxes. Tax equivalent yields are calculated by dividing Janus Tax-Exempt Money Market Fund's yield by one minus the stated federal or combined federal and state tax rate. If only a portion of the Shares' yield is tax-exempt, only that portion is adjusted in the calculation.


     The Shares' current yield and effective yield for the seven-day period ended August 31, 1995 is shown below:



                                                                Seven-day     Effective
Fund Name                                                         Yield    Seven-day Yield
---------                                                         -----    ---------------
Janus Money Market Fund - Institutional Shares                     5.82%         5.99%
Janus Government Money Market Fund - Institutional Shares          5.70%         5.87%
Janus Tax-Exempt Money Market Fund - Institutional Shares*         3.68%         3.75%

*Janus Tax-Exempt Money Market Fund Institutional Shares' tax-equivalent yield for the seven-day period ended August 31, 1995 was 5.11%.

     Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Shares. Also, Processing Organizations may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yield on a class of Shares is not fixed or guaranteed, and an investment in the Shares is not insured. Accordingly, yield information may not necessarily be used to compare Shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Funds are not insured or guaranteed, yield on the Shares may not necessarily be used to compare the Shares with investment alternatives which are insured or guaranteed.


DETERMINATION OF NET ASSET VALUE

     Pursuant to the rules of the Securities and Exchange Commission, the Trustees have established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per Share as determined by using available market quotations. Each Fund i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days;
iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER AND ADMINISTRATOR

     As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Suite 300, Denver, Colorado 80206-4923. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments. The Funds have each agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of .20% of the average daily net assets of each Fund. However, Janus Capital has agreed to waive .10% of the advisory fee through June 16, 1996. In addition, the Funds pay brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions.


     On  behalf  of the  Shares,  each of the  Funds  has also  entered  into an
Administration Agreement with Janus Capital. Under the terms of the Administration Agreements, each of the Funds has agreed to compensate Janus Capital for administrative services at the annual rate of .15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, net asset value determination and fund accounting, recordkeeping, and blue sky registration and monitoring services, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not affiliated with Janus Capital, audit fees and expenses, and extraordinary costs. For at least the period ending June 16, 1996, Janus Capital has agreed to waive a portion of the administration fee, and accordingly the effective rate for calculating the administration fee payable by the Shares will be .05% for that period. For the Funds' fiscal year ending October 31, 1995, Janus Capital has undertaken to reimburse the Funds for audit fees and expenses and the fees and expenses of Trustees who are not affiliated with Janus Capital.

     The following table summarizes the advisory fees and administration fees paid by the Shares for the period from April 14, 1995 to August 31, 1995:



                                                            Advisory Fees    Administration
Fund Name                                                  Prior to Waiver       Fees
---------                                                  ---------------       ----
Janus Money Market Fund - Institutional Shares                 $60,260         $30,130
Janus Government Money Market Fund - Institutional Shares      $ 7,527         $ 3,763
Janus Tax-Exempt Money Market Fund - Institutional Shares      $     4         $     1

     The Advisory Agreements for each Fund became effective on December 9, 1994 and will continue in effect until June 16, 1996, and thereafter from year to year so long as such continuance is approved annually by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the Funds' outstanding voting shares or the Trustees. Each Advisory Agreement i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice;
ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus

Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account.

     Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As indicated in the Prospectus, Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a Janus Capital policy regarding personal investing by directors, officers and employees of Janus Capital and the Funds. The policy requires investment personnel and officers of Janus Capital, inside directors of Janus Capital and the Funds and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Funds to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.


     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.


CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS

     United Missouri Bank, N.A., P.O. Box 419226, Kansas City, Missouri 64141-6226, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.


     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Funds. The Funds do not pay Janus Service a fee.


     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Suite 300, Denver, Colorado 80206, a wholly-owned subsidiary of Janus Capital, is a distributor of the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Funds' shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.

     Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Funds or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Advisory Agreements specifically provide that in placing portfolio transactions for the Funds, Janus Capital may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Exchange Act.

     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.


     For the period from April 14, 1995 to August 31, 1995, the Funds did not incur any brokerage commissions.


     Janus Capital may use research products and services in servicing other accounts in addition to the Funds. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     The Advisory Agreements also authorize Janus Capital to consider sales of Shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

OFFICERS AND TRUSTEES

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street, Suite 300
Denver, CO 80206-4923
     Trustee, Chairman and President of Janus Aspen Series. Chairman, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").


James P. Craig*# - Trustee and Executive Vice President
100 Fillmore Street, Suite 300
Denver, CO 80206-4923
     Trustee  and  Executive  Vice  President  of  Janus  Aspen  Series.   Chief
     Investment Officer, Vice President and Director of Janus Capital. Portfolio manager of Janus Fund and Janus Balanced Fund series of the Trust.


Sharon S. Pichler* - Executive Vice President and Portfolio Manager
100 Fillmore Street, Suite 300
Denver, CO 80206-4923
     Executive Vice President of Janus Money Market Fund, Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund series of the Trust. Vice President of Janus Capital. Formerly, Assistant Vice President and portfolio manager at USAA Investment Management Co. (1990-1994) and teaching associate at The University of Texas at San Antonio (1984-1990).


David C. Tucker* - Vice President and General Counsel
100 Fillmore Street, Suite 300
Denver, CO 80206-4923
     Vice President and General Counsel of Janus Aspen Series. Vice President, Secretary and General Counsel of Janus Capital. Vice President, General Counsel and Director of Janus Service and Janus Distributors.

Steven R. Goodbarn* - Treasurer and Chief Financial Officer
100 Fillmore Street, Suite 300
Denver, CO 80206-4923
     Treasurer and Chief Financial Officer of Janus Aspen Series. Vice President of Finance, Chief Financial Officer and Treasurer of Janus Service, Janus Distributors and Janus Capital. Director of Idex. Formerly (1979 to 1992), with the accounting firm of Price Waterhouse LLP, Denver, Colorado, and Kansas City, Missouri.

Kelley Abbott Howes* - Secretary
100 Fillmore Street, Suite 300
Denver, CO 80206-4923
     Secretary of Janus Aspen Series. Associate Counsel of Janus Capital. Formerly (1990 to 1994), with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration and advisory services).


John W. Shepardson# - Trustee
910 16th Street, Suite 222
Denver, CO 80202
     Trustee of Janus Aspen Series. Historian.

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee of Janus Aspen Series. President of HPS Corporation, Boulder, Colorado (manufacturer of vacuum fittings and valves).

--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.

Gary O. Loo - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Aspen Series. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments) since 1987.

Dennis B. Mullen - Trustee
1601 114th Avenue, SE
Alderwood Building, Suite 130
Bellevue, WA 98004
     Trustee of Janus Aspen Series. President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain). Formerly (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).


Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Aspen Series. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).


     The Trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Declaration of Trust, Massachusetts Law or the 1940 Act.

     The following table shows the aggregate compensation paid to each Trustee by the Funds and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement benefits from the Funds or the Janus Funds.


                                       Aggregate Compensation            Total Compensation from the
                                    from the Funds for fiscal year       Janus Funds for calendar year
Name of Person, Position               ended October 31, 1994**           ended December 31, 1994***
------------------------               ------------------------           --------------------------
Thomas H. Bailey, Chairman*                     $0                                $     0
James P. Craig, Trustee*+                       $0                                $     0
John W. Shepardson, Trustee                     $0                                $39,250
William D. Stewart, Trustee                     $0                                $39,250
Gary O. Loo, Trustee                            $0                                $39,250
Dennis B. Mullen, Trustee                       $0                                $39,250
Martin H. Waldinger, Trustee                    $0                                $39,250

* An interested person of the Funds and of Janus Capital. Compensated by Janus Capital and not the Funds.
**   The Funds had not commenced operations as of October 31, 1994.
*** As of December 31, 1994, Janus Funds consisted of two registered investment companies comprised of a total of 20 funds.
+    Mr. Craig became a Trustee as of June 30, 1995.


PURCHASE OF SHARES

     As stated in the Prospectus, Janus Distributors is a distributor of the Funds' shares. Shares are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE" or the "Exchange") next occurring after a purchase order is received and accepted by a Fund. As stated in the Prospectus, the Funds each seek to maintain a stable net asset value per share of $1.00. The Shareholder's Guide Section of the Prospectus contains detailed information about the purchase of Shares.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS


     If investors do not elect in writing or by phone to receive their dividends and distributions via wire transfer, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of that Fund at the NAV determined on the first business day following the record date. Any such election (which may be made on the Application or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Investors receiving distributions and dividends via wire transfer may elect in writing or by phone to change back to automatic reinvestment at any time.


REDEMPTION OF SHARES

     Procedures for redemption of Shares are set forth in the Shareholder's Guide section of the Prospectus. Shares normally will be redeemed for cash, although each Fund retains the right to redeem Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Fund will have the option of redeeming the excess in cash or in kind. If Shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

     The right to require the Funds to redeem Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed except for holidays and weekends, (2) the Securities and Exchange Commission permits such suspension and so orders, or (3) an emergency exists as determined by the Securities and Exchange Commission so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS

     Detailed information about the general procedures for shareholder accounts is set forth in the Prospectus. Applications to open accounts may be obtained by calling the Funds at 1-800-29JANUS or writing to the Funds at 100 Fillmore Street, Suite 300, Denver, Colorado 80206-4923, Attention: Extended Services.

DIVIDENDS AND TAX STATUS


     Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are paid at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a day on which the Funds calculate their net asset value will receive that day's dividend if the purchase is effected at or prior to 3:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund and 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares will begin to accrue dividends on the first business day following receipt of the order. Requests for redemption of Shares will be redeemed at the next determined net asset value. Redemption requests made by wire that are received prior to 3:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund and 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received.

     Distributions  for all of the Funds (except Janus  Tax-Exempt  Money Market
Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. As described in detail in the Prospectus, Janus

Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax, although dividends attributable to interest on taxable investments, together with distributions from any net realized short- or long-term capital gains, are taxable.


     The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code of 1986.

PRINCIPAL SHAREHOLDERS

     As of September 15, 1995, the Shares were not available to individual investors and accordingly the Fund's officers and Trustees as a group owned less than 1% of the outstanding Shares.

     As of September 15, 1995, the following institutions owned more than 5% of Janus Money Market Fund - Institutional Shares:

Institution                    Address                               Ownership %
-----------                    -------                               -----------
Manville Corporation           P.O. Box 5108, Denver, CO 80217-5108        8.22%
GE Capital                     570 Lexington Avenue, 11th Floor,          13.83%
                               New York, NY 10022-6824
Charles Schwab &Co. Inc.       101 Montgomery Street,                     13.70%
                               San Francisco, CA 94104-4122
Household Finance Corporation  2700 Sanders RD 1 South Trading Room,       5.43%
                               Prospect Heights, IL 60070-2701
Cetus Oncology Corporation     4560 Horton Street, L-149,                  5.48%
                               Emeryville, CA 94608-2916

     As of September 15, 1995, the following institutions owned more than 5% of Janus Government Money Market Fund Institutional Shares:

Institution                    Address                               Ownership %
-----------                    -------                               -----------
Western Digital Corporation    8105 Irvine Drive, Irvine, CA 92718        43.99%
Rio Properties                 P.O. Box 14160, Las Vegas, NV 89114-4160   20.69%

     As of September 15, 1995, Janus Capital, which provided seed capital for the Shares, owned 100% of Janus Tax-Exempt Money Market Fund - Institutional Shares.


MISCELLANEOUS INFORMATION


     Each Fund is an open-end management investment company registered under the 1940 Act as a series of the Trust, which was created on February 11, 1986. As of the date of this SAI, the Trust consists of 13 other series, which are offered by separate prospectuses. The Funds were added to the Trust as separate series on December 9, 1994.


     Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

     Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Agreement and Declaration of Trust (the "Declaration of Trust") disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.


     The Trust is authorized to issue multiple classes of shares for each Fund. Currently, Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund each offer two classes of shares. The Shares discussed in this SAI are offered only to institutional and corporate clients meeting certain minimum investment criteria. A second class of shares, Investor Shares, is offered to the general public.


VOTING RIGHTS


     The present Trustees were elected at a meeting of the Trust's shareholders held on July 10, 1992, with the exception of Mr. Craig who was appointed by the Trustees as of June 30, 1995. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Declaration of Trust, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Trust's Bylaws or the Trustees.

     Each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each series or class of the Trust will vote separately only with respect to those matters that affect only that series or class.


INDEPENDENT ACCOUNTANTS


     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.


REGISTRATION STATEMENT


     The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS

     The following unaudited financial statements are for the period from April 14, 1995 (commencement of operations)to August 31, 1995.



JANUS MONEY MARKET FUNDS                                                                              JANUS                JANUS
STATEMENTS OF OPERATIONS (UNAUDITED)                                         JANUS                 GOVERNMENT            TAX-EXEMPT
For the period from April 14, 1995 to August 31, 1995                    MONEY MARKET             MONEY MARKET          MONEY MARKET
(all numbers in thousands)                                                    FUND                     FUND                  FUND
-----------------------------------------------------                    ------------             ------------          ------------
Investment Income:
Interest                                                                  $   17,275               $    3,035            $    1,152
Dividends                                                                 $        0               $        0            $        0
Foreign Tax Withheld                                                      $        0               $        0            $        0
                                                                          $   17,275               $    3,035            $    1,152
Expenses:
Advisory Fee for Investor Shares                                          $      223               $       43            $       29
Advisory Fee for Institutional Shares                                     $       60               $        8            $        0
Administrative Fee for Investor Shares                                    $    1,117               $      215            $      146
Administrative Fee for Institutional Shares                               $       30               $        3            $        0
                                                                          $    1,430               $      269            $      175
Net Investment Income:                                                    $   15,845               $    2,766            $      977
Net Realized Gain/(Loss) on Investments:
Net Realized gain/(loss) from securities transactions                     $        0               $        5            $        3
Change in net unrealized appreciation
  or depreciation of investments                                          $        0               $        0            $        0
Net gain/(loss) on investments                                            $        0               $        5            $        3
Net increase/(decrease) in net assets
  resulting from operations                                               $   15,845               $    2,771            $      980
------------------------------------------------------------------------------------------------------------------------------------



JANUS MONEY MARKET FUNDS                                                                               JANUS                 JANUS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                              JANUS                 GOVERNMENT            TAX-EXEMPT
As of August 31, 1995                                                     MONEY MARKET             MONEY MARKET         MONEY MARKET
(all numbers in thousands except net asset value)                              FUND                     FUND                  FUND
-----------------------------------------------------                    ------------             ------------          ------------
Assets:
Investments at amortized cost                                             $  972,018               $  158,688            $   73,227
Cash                                                                      $       44               ($     201)           $       17
Receivables:
  Investments Sold                                                        $        0               $        0            $        0
  Fund Shares Sold                                                        $    1,452               $      295            $       60
  Interest                                                                $    4,649               $      495            $      359
  Dividends                                                               $        0               $        0            $        0
Other Assets                                                              $        0               $        0            $        0
Total Assets                                                              $  978,163               $  159,277            $   73,663
Liabilities:
Payables:
  Investments Purchased                                                   $        0               $        0            $    1,156
  Fund Shares Repurchased                                                 $    1,843               $      705            $      325
  Dividends and Distributions                                             $    1,423               $       78            $        5
  Advisory Fee                                                            $       80               $       14            $        6
  Administrative Fee                                                      $      272               $       50            $       31
Total Liabilities                                                         $    3,618               $      847            $    1,523
Total Net Assets                                                          $  974,545               $  158,430            $   72,140
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                              974,547                  158,427                72,140
Net Asset Value Per Share                                                 $     1.00               $     1.00            $     1.00
------------------------------------------------------------------------------------------------------------------------------------


JANUS MONEY MARKET FUNDS                                                                               JANUS                 JANUS
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)                               JANUS                GOVERNMENT             TAX-EXEMPT
For the period from April 14, 1995 to August 31, 1995                     MONEY MARKET            MONEY MARKET          MONEY MARKET
(all numbers in thousands)                                                     FUND                     FUND                  FUND
-----------------------------------------------------                     ------------            ------------          ------------
Operations:
Net investment income(loss)                                               $   15,844               $    2,766            $      977
Net realized gain/(loss) from investment transactions                     $        0               $        5            ($       3)
Change in unrealized net appreciation or
  depreciation of investments                                             $        0               $        0            $        0
Net increase/(decrease) in net assets
  resulting from operations                                               $   15,844               $    2,771            $      974
Dividends and Distributions to Shareholders:
Net investment income:
  Investor Shares                                                         ($  12,295)              ($   2,334)           ($     977)
  Institutional Shares                                                    ($   3,552)              ($     432)           $        0
Net realized gain from investment transactions:
  Investor Shares                                                         $        0               ($       2)           $        3
  Institutional Shares                                                    $        0               ($       1)           $        0
Net decrease from dividends and distributions                             ($  15,847)              ($   2,769)           ($     974)
Capital Share Transactions:
Shares sold:
  Investor Shares                                                         $  940,695               $  162,210            $  114,522
  Institutional Shares                                                    $1,023,955               $  115,915            $       10
Reinvested dividends and distributions:
  Investor Shares                                                         $   11,869               $    2,255            $      943
  Institutional Shares                                                    $      339               $      240            $        0
Shares repurchased:
  Investor Shares                                                         ($ 348,963)              ($  48,577)           ($  43,335)
  Institutional Shares                                                    ($ 653,347)              ($  73,615)           $        0
Net increase/(decrease)
  from capital share transactions                                         $  974,548               $  158,428            $   72,140
Net increase/(decrease) in net assets                                     $  974,545               $  158,430            $   72,140
Net Assets beginning of period                                            $        0               $        0            $        0
Net Assets end of period                                                  $  974,545               $  158,430            $   72,140
Net Assets consist of:
Capital (par value and paid-in surplus)                                   $  974,548               $  158,428            $   72,140
Undistributed net ivestment income                                        ($       3)              $        0            $        0
Undistributed net realized gain/(loss) from investments                   $        0               $        2            $        0
Unrealized appreciation/(depreciation) of investments                     $        0               $        0            $        0
                                                                          $  974,545               $  158,430            $   72,140
Transactions in Fund Shares - Investor Shares
Shares Sold                                                                  940,695                  162,210               114,522
Reinvested dividends and distributions                                        11,869                    2,255                   943
Total                                                                        952,564                  164,465               115,465
Shares repurchased                                                          (348,963)                 (48,577)              (43,335)
Net increase/(decrease) in Fund shares                                       603,601                  115,888                72,130
Shares outstanding at beginning of period                                          0                        0                     0
Shares outstanding at end of period                                          603,601                  115,888                72,130
Transactions in Fund Shares - Institutional Shares
Shares Sold                                                                1,023,955                  115,915                    10
Reinvested dividends and distributions                                           339                      240                     0
Total                                                                      1,024,294                  116,155                    10
Shares repurchased                                                          (653,347)                 (73,615)                    0
Net increase/(decrease) in Fund shares                                       370,947                   42,540                    10
Shares outstanding at beginning of period                                          0                        0                     0
Shares outstanding at end of period                                          370,947                   42,540                    10
------------------------------------------------------------------------------------------------------------------------------------


JANUS MONEY MARKET FUNDS                                                                              JANUS                 JANUS
FINANCIAL HIGHLIGHTS (unaudited)                                             JANUS                 GOVERNMENT            TAX-EXEMPT
For a share outstanding throughout the period                            MONEY MARKET             MONEY MARKET          MONEY MARKET
from April 14, 1995 to August 31, 1995                                        FUND                     FUND                  FUND
---------------------------------------------                            ------------             ------------          ------------
Institutional Shares                                                          1995                     1995                  1995
---------------------------------------------                            ------------             ------------          ------------
Net asset value at beginning of period                                    $     1.00               $     1.00            $     1.00
Income from investment operations:
Net investment income                                                     $     0.01               $     0.01            $     0.01
Net gain or (losses) on investments
  (both realized and unrealized)                                          $     0.00               $     0.00            $     0.00
Total from investment operations                                          $     0.01               $     0.01            $     0.01
Less Dividends and Distributions:
Dividends (from net investment income)                                    ($    0.01)              ($    0.01)           ($    0.01)
Distribution (from net capital gains)                                     $     0.00               $     0.00            $     0.00
Total dividends and distributions                                         ($    0.01)              ($    0.01)           ($    0.01)
Net asset value at end of period                                          $     1.00               $     1.00            $     1.00
Total Return                                                                    2.26%                    2.21%                 1.43%
Net assets at end of period (in thousands)                                $  370,947               $   42,540            $       10
Average net assets for the period (in thousands)                          $  160,548               $   20,054            $       10
Ratio of expenses to average net assets                                         0.15%                    0.15%                 0.15%
Ratio of net investment income to average net assets                            5.90%                    5.77%                 3.87%
------------------------------------------------------------------------------------------------------------------------------------


JANUS MONEY MARKET FUND
August 31, 1995 (unaudited)

Principal Amount                                                    Market Value
----------------                                                    ------------
Short-Term Corporate Notes - 31.2%
                   Aluminum Co. of America
$     12,000,000   4.625%, 2/15/96                              $     11,926,353
                   CSC Enterprises:
       5,000,000   5.87%, 9/21/95                                      4,983,694
      10,000,000   5.85%, 10/12/95                                     9,933,375
                   Countrywide Mortgage:
      12,000,000   5.78%, 9/1/95                                      12,000,000
      25,000,000   5.78%, 9/18/95                                     24,931,764
                   Dean Witter Discover
       3,250,000   5.65%, 2/29/96                                      3,157,677
                   First Interstate Bancorp
       6,000,000   10.50%, 3/1/96                                      6,130,737
       1,000,000   Ford Motor Credit Co.
                   8.25%, 5/15/96                                      1,012,777
      10,000,000   General Electric Capital Corp.
                   5.85%, 8/29/96                                      9,994,942
                   General Motors
                   Acceptance Corp.:
       5,000,000   5.88%, 9/25/95                                      4,980,400
       9,460,000   7.50%, 10/15/95                                     9,472,290
      10,000,000   5.66%, 3/8/96                                       9,702,850
                   Hanover Direct Series A
       2,400,000   6.1856%, 11/27/95                                   2,400,000
                   Hanover Direct Series B
       5,000,000   6.1856%, 11/27/95                                   5,000,000
                   J.P. Morgan and Co.
      10,000,000   5.75%, 8/7/96                                       9,991,117
                   Merrill Lynch and Co.:
      25,000,000   5.74%, 9/11/95                                     24,960,139
      25,000,000   5.75%, 9/18/95                                     24,932,118
                   Nationsbank Corp.:
      10,000,000   6.14%, 9/20/95                                      9,967,594
       5,000,000   6.12%, 10/2/95                                      4,973,650
                   Nynex Corp.:
      10,000,000   5.88%, 9/12/95                                      9,982,033

Principal Amount                                                    Market Value
----------------                                                    ------------
Short-Term Corporate Notes (cont'd)
      21,500,000   5.80%, 10/13/95                              $     21,354,517
                   Renault Credit:
      25,000,000   5.72%, 9/18/95                                     24,932,472
      10,100,000   5.88%, 9/28/95                                     10,055,459
                   Shoney's Inc., #3
       9,350,000   5.8705%, 9/25/95                                    9,350,000
                   Southern Container Corp.
      10,000,000   5.8835%, 9/25/95                                   10,000,000
                   Spiegel Funding Corp.:
       5,000,000   5.85%, 10/6/95                                      4,971,564
      10,000,000   5.68%, 10/10/95                                     9,938,467
                   Windsor at Pine Ridge:
       2,300,000   5.8705%, 9/25/95                                    2,300,000
       6,650,000   5.8835%, 9/25/95                                    6,650,000
                   Ziegler Corp.
       4,000,000   5.80%, 10/23/95                                     3,966,489
Total Short-Term Corporate Notes
  (amortized cost $303,952,478)                                      303,952,478
General Obligation Bonds - 5.3%
                   Los Angeles Metropolitan
                   Transit Authority:
       5,000,000   6.35%, 9/7/95                                       5,000,143
      10,000,000   5.95%, 9/18/95                                     10,000,000
      10,000,000   6.025%, 10/2/95                                    10,000,000
                   Richmond County, Georgia,
                   (Monsanto Co. Project),
      12,200,000   6.27%, 6/1/20                                      12,200,000
                   San Diego, California:
       5,000,000   5.95%, 9/1/00                                       4,999,854
       9,700,000   6.12%, 9/1/20                                       9,700,000
Total General Obligation Bonds
  (cost $51,899,997)                                                  51,899,997
Time Deposits - 1.9%
                   First Union Bank of
                   North Carolina
      18,300,000   5.8125%, 9/1/95
                   (cost $18,300,000)                                 18,300,000

Principal Amount                                                    Market Value
----------------                                                    ------------
Bank Notes - 6.1%
                   Bank of New York
       5,000,000   6.41%, 6/3/96                                $      5,000,000
                   Comerica Bank of Illinois
       5,000,000   5.76%, 9/29/95                                      4,999,145
                   First National Bank of Ohio
      10,000,000   5.95%, 8/1/96                                       9,995,600
                   First National Bank of Chicago:
       5,000,000   6.45%, 9/20/95                                      5,000,619
      10,000,000   6.12%, 8/26/96                                     10,000,000
                   Regions Bank of Louisiana
      15,000,000   6.40%, 10/5/95                                     15,000,000
                   Wachovia Bank of
                   North Carolina
       9,000,000   6.20%, 8/5/96                                       9,026,918
Total Bank Notes
  (amortized cost $59,022,282)                                        59,022,282
Taxable Variable Rate Demand Notes - 33.2%
       9,200,000   Ann Arundel Medical Center,
                   5.85%, 7/1/24                                       9,200,000
       2,200,000   Armstrong County, Pennsylvania,
                   Hospital Authority Revenue,
                   (St. Francis Financial Corp.),
                   Series A, 5.90%, 9/1/17                             2,200,000
       4,500,000   Bayliss Group Partners,
                   6.05%, 1/1/10                                       4,500,000
       3,500,000   Bessemer, Alabama, Industrial
                   Development Bond,
                   (Big B Inc. Project), Series B,
                   5.89%, 5/1/05                                       3,500,000
       3,200,000   Columbia County, Georgia,
                   Development Authority
                   Industrial Park Revenue,
                   5.95%, 3/1/10                                       3,200,000
       3,300,000   Community Health System, Inc.,
                   Series A, 6.05%, 10/1/03                            3,300,000
      10,000,000   FCC National Bank,
                   5.95%, 4/26/96                                      9,995,488
      15,900,000   Fontana, California, Public
                   Finance Authority COPS,
                   6.14%, 10/1/20                                     15,900,000
                   General Electric Capital Corp.,
                   Medium Term Notes:
      15,000,000   6.00%, 4/5/96                                      14,997,280
       3,000,000   6.03%, 4/19/96                                      3,000,000
                   General Motors Acceptance
                   Corp., Medium Term Notes:
      10,000,000   6.2812%, 12/22/95                                  10,003,812
       5,000,000   6.125%, 5/6/96                                      5,006,134
         100,000   Genesys Michigan Health
                   System Taxable Obligations,
                   Series A, 5.94%, 4/1/20                               100,000
       3,155,000   GMG Warehouse LLC,
                   5.90%, 5/15/25                                      3,155,000
         800,000   Great Bend, Kansas Economic
                   Development Revenue
                   Board, (Fuller Industries,
                   Inc. Project), 5.90%, 6/1/09                          800,000
       1,525,000   Health Care Taxable Obligation,
                   (Glencrest Real Estate &
                   Development LLC Project),
                   5.90%, 2/15/24                                      1,525,000
                   Health Insurance Plan
                   of Greater New York:
       4,700,000   Series B, 5.85%, 7/1/16                             4,700,000
       6,900,000   Series B-2, 5.85%, 7/1/20                           6,900,000
       6,800,000   Health Midwest Ventures
                   Group, Inc., Demand Bond
                   Series 1994A, 5.90%, 8/1/19                         6,800,000

Principal Amount                                                    Market Value
----------------                                                    ------------
Taxable Variable Rate Demand Notes (cont'd)
       1,900,000   Hinds County, Mississippi
                   Industrial Development
                   Revenue Bond, (Cal-Maine
                   Foods, Inc. Project),
                   5.95%, 11/1/05                               $      1,900,000
       2,100,000   Illinois Development Finance
                   Authority, (Chicago
                   Educational Television Assn.),
                   Series B, 5.90%,                                    2,100,000
       2,920,000   Letts Industries, Inc.,
                   5.90%, 2/1/20                                       2,920,000
       4,000,000   Liliha Partners L.P. of Hawaii,
                   6.05%, 8/1/24                                       4,000,000
      12,500,000   Mac Papers, Inc., 5.90%, 8/1/15                    12,500,000
         800,000   Maryland State Industrial
                   Development Financing
                   Authority Terminal Corp.
                   Facility Revenue,
                   6.08%, 9/1/09                                         800,000
                   Mississippi Business Finance
                   Industrial Development Bond:
       5,000,000   (Dana Lighting Inc. Project),
                   5.95%, 5/1/10                                       5,000,000
      11,500,000   (United Technologies Motor
                   Systems Inc. Project),
                   5.95%, 6/1/14                                      11,500,000
       6,000,000   (Choctaw Foods Inc. Project),
                   5.95%, 8/1/15                                       6,000,000
         130,000   (Bryan Foods, Inc. Project),
                   5.85%, 2/1/19                                         130,000
         170,000   Missouri State Economic
                   Development Export &
                   Infrastructures Industrial
                   Development Revenue,
                   (Able Body Corp. Project),
                   6.45%, 6/1/08                                         170,000
       1,000,000   Montgomery County
                   Pennsylvania Industrial
                   Development Authority,
                   (410 Horsham Associates
                   Project), 6.15%, 3/1/10                             1,000,000
                   New York City, New York,
                   General Obligation:
      20,000,000   6.00%, 8/1/14                                      20,000,000
      30,000,000   5.95%, 8/1/25                                      30,000,000
       2,470,000   Nova University, Florida,
                   Lease Revenue, (Miami
                   Dolphins Training Facility
                   Project), 5.95%, 3/1/03                             2,470,000
       5,800,000   Oxnard, California, Finance
                   Authority Refunding Lease
                   Revenue, 5.90%, 6/1/06                              5,800,000
       7,000,000   Pasadena, California, COPS,
                   (Los Robles Avenue
                   Parking Facility Project),
                   5.95%, 11/1/12                                      7,000,000
       1,800,000   Renssalaer County, New York
                   Industrial Development
                   Authority, (Allied Signal
                   Project), 5.94%, 9/1/09                             1,800,000
       3,175,000   St. Francis Hawaii Healthcare
                   Foundation Revenue Bond,
                   6.05%, 8/1/12                                       3,175,000
      25,500,000   San Bernardino County,
                   California, (County Center
                   Refining Project),
                   5.85%, 7/1/16                                      25,500,000

Principal Amount                                                    Market Value
----------------                                                    ------------
Taxable Variable Rate Demand Notes (cont'd)
       9,365,000   San Jose California Financing
                   Authority, (Hayes Mansion
                   Revenue Project), Series A,
                   6.15%, 12/1/25                               $      9,365,000
       1,000,000   South Central Texas Industrial
                   Development Bond,
                   (Rohr Industries Project),
                   5.90%, 5/1/20                                       1,000,000
      20,000,000   Taxable Adjustable Demand
                   Notes, 5.95%, 8/1/25                               20,000,000
       6,200,000   Texas Veterans' Housing
                   Assistance, 5.87%, 12/1/3                           6,200,000
       5,380,000   Union City, Tennessee,
                   Industrial Development Board,
                   Cobank Limited LLC Project),
                   5.95%, 1/1/25                                       5,380,000
       5,000,000   Venturecor, Inc., 5.90%, 5/15/35                    5,000,000
      24,350,000   Virginia State Housing
                   Development Authority
                   Residential Mortgage
                   Revenue, Series A,
                   5.95%, 3/1/02                                      24,350,000
Total Variable Rate Notes
  (amortized cost $323,842,715)                                      323,842,715
Certificates of Deposit - 12.3%
                   Bank of Tokyo, Portland:
      20,000,000   5.88%, 9/22/95                                     20,000,116
      20,000,000   5.90%, 9/25/95                                     20,000,398
                   Bayerische Vereinsbank:
      10,000,000   6.03%, 6/5/96                                      10,000,000
      10,000,000   5.95%, 7/22/96                                     10,000,000
                   Canadian Imperial Bank:
       5,000,000   6.40%, 6/5/96                                       5,000,000
      10,000,000   6.10%, 7/26/96                                     10,000,000
      45,000,000   Sanwa Bank Ltd., New York,
                   5.85%, 9/6/95                                      45,000,000
Total Certificates of Deposit
  (amortized cost $120,000,514)                                      120,000,514
Promissory Notes - 4.6%
      45,000,000   Goldman Sachs Group L.P.
                   5.9375%, 10/23/95
                   (cost $45,000,000)                                 45,000,000
Repurchase Agreements - 5.1%
      50,000,000   First Chicago Repurchase
                   Agreement, 5.88%, dated
                   8/31/95, maturing 9/1/95,
                   to be repurchased at
                   $50,008,167, collateralized
                   by: $50,890,000 United States
                   Treasury Note, 6.00%, 8/31/97,
                   with a value of $51,001,450
                  (cost $50,000,000)                                  50,000,000
Total Investments - 99.7%                                            972,017,986
Cash, Receivables and Other Assets,
  net of Liabilities - 0.3%                                            2,526,563
Net Assets - 100%                                                   $974,544,549


JANUS GOVERNMENT MONEY MARKET FUND
August 31, 1995 (unaudited)

Principal Amount                                                    Market Value
----------------                                                    ------------
U.S. Government Agency
Discount Note Obligations - 15.7%
                   Federal Farm Credit Bank
$      5,000,000   5.40%, 8/27/96                               $      4,729,250
                   Federal Home Loan Bank:
       1,000,000   5.51%, 2/5/96                                         975,970
       1,000,000   5.80%, 2/8/96                                         974,222
       2,000,000   5.50%, 5/3/96                                       1,925,139
       1,835,000   5.58%, 5/31/96                                      1,757,352
       2,000,000   5.98%, 7/3/96                                       2,000,000
       1,000,000   5.51%, 7/11/96                                        951,940
       2,000,000   5.44%, 7/12/96                                      1,904,800
       1,000,000   5.44%, 7/16/96                                        951,795
       1,000,000   5.44%, 8/1/96                                         949,378
                   Federal Home Loan
                   Mortgage Corp.
       2,000,000   5.83%, 11/1/95                                      1,980,243
                   Federal National
                   Mortgage Association:
       1,000,000   5.84%, 9/1/95                                       1,000,000
       1,000,000   5.84%, 10/18/95                                       992,376
       2,000,000   5.49%, 4/15/96                                      1,930,765
       2,000,000   5.39%, 6/20/96                                      1,912,263
Total U.S. Government Agency
  (amortized cost $24,935,493)                                        24,935,493
U.S. Government Agency Obligations -
Variable Notes - 21.7%
                   Federal Farm Credit
                   Medium Term Note
       5,000,000   6.20%, 3/21/96                                      4,999,701
       2,000,000   6.10%, 6/13/97                                      1,998,273
                   Federal Home Loan Bank:
       5,000,000   5.67%, 3/8/96                                       4,994,227
       5,000,000   6.18%, 9/6/96                                       5,018,366
                   Federal National Mortgage
                   Medium Term Notes:
       3,000,000   6.37%, 1/26/96                                      3,000,294
                   Student Loan
                   Marketing Association:
       5,000,000   5.86%, 12/14/95                                     5,000,000
       3,200,000   6.09%, 8/22/96                                      3,205,967
       1,240,000   5.93%, 3/3/97                                       1,240,118
       5,000,000   5.64%, 4/18/97                                      4,995,948
Total U.S. Government Agency - Variable
  Notes (amortized cost $34,452,894)                                  34,452,894
U.S. Government Agency Notes - .6%
                   Federal Home Loan Bank Note
       1,000,000   6.22%, 6/17/96
                   (amortized cost $1,000,000)                         1,000,000
Repurchase Agreements - 62.0%
      35,000,000   First Chicago Repurchase
                   Agreement, 5.88% dated
                   8/31/95, maturing 9/1/95,
                   to be repurchased at
                   $35,005,717, collateralized
                   by $35,625,000 in U.S.
                   Treasury Notes 6.00%,
                   8/31/97 with a value of
                   $35,703,019                                        35,000,000

Principal Amount                                                    Market Value
----------------                                                    ------------
Repurchase Agreements (cont'd)
      34,300,000   HSBC Repurchase Agreement,
                   5.86% dated 8/31/95,
                   maturing 9/1/95, to be
                   repurchased at $34,305,583
                   collateralized by: $32,550,000
                   in U.S. Treasury Notes:
                   6.00% - 7.875%, 9/30/99 -
                   11/30/99; with respective
                   values of $6,716,789,
                   $1,821,023, $1,849,125,
                   $3,661,495, $20,937,950                      $     34,300,000
      29,000,000   Morgan Stanley Repurchase
                   Agreement, 5.80% dated 8/31/95,
                   maturing 9/1/95,
                   to be repurchased at
                   $29,004,672 collateralized
                   by: $1,375,000 in Federal
                   National Conventional
                   Pooled Loans 7.50%, 8/1/25;
                   $97,396,000 in Federal
                   National Mortgage
                   Association Notes 1.9562%,
                   11/23/25; $24,550,000 in
                   U.S. Treasury Notes 7.75%,
                   3/31/96 with respective values
                   of $1,384,884, $2,649,610
                   and $25,624,033                                    29,000,000
Total Repurchase Agreements
  (cost $98,300,000)                                                  98,300,000
Total Investments - 100.2%                                           158,688,387
Liabilities, net of Cash, Receivables
  and Other Assets - (0.2%)                                            (258,640)
Net Assets - 100%                                                   $158,429,747


JANUS TAX-EXEMPT MONEY MARKET FUND
August 31, 1995 (unaudited)

Principal Amount                                                    Market Value
----------------                                                    ------------
General Obligation Notes - 18.1%
$      1,000,000   Allegheny County, Pennsylvania
                   Port Authority Grant
                   Anticipation Notes, Series A,
                   3.875%, 6/28/96                              $      1,000,000
       1,000,000   Baltimore, Maryland Industrial
                   Development Authority,
                   3.20%, 9/6/95                                       1,000,000
       1,000,000   Corcoran, California Joint
                   Unified School District, Tax
                   and Revenue Anticipation
                   Notes, 4.25%, 6/28/96                               1,001,188
       1,000,000   Harris County, Texas Hospital
                   District, 6.90%, 2/15/96                            1,013,530
       1,000,000   Maricopa County, Arizona
                   Unified High School District
                   Number 210, Phoenix Tax
                   Anticipation Notes,
                   Series A, 4.45%, 7/31/96                            1,004,237
         750,000   Metropolitan Government
                   Nashville and Davidson
                   County, Tennesse,
                   4.75%, 1/15/96                                        750,000
       3,295,000   Mono County, California Board
                   of Education Tax Anticipation
                   Notes, 4.50%, 6/28/96                               3,307,554
       1,500,000   North Carolina Eastern
                   3.20%, 9/6/95                                       1,500,000
       1,150,000   Port of Seattle, Washington
                   Revenue, Series A,
                   5.50%, 2/1/96                                       1,155,359
         300,000   State of Texas 3.25%, 10/5/95                         300,000
       1,000,000   Tuolomne County, California
                   Board of Education Tax and
                   Revenue Anticipation Notes,
                   4.50%, 6/28/96                                      1,004,367
Total General Obligation Notes
  (amortized cost $13,036,235)                                        13,036,235
Put Bonds - 5.8%
         500,000   Harris County, Texas Hospital
                   District, 8.50%, 4/1/15 522,481
       1,000,000   Klamath Falls, Oregon Electric
                   Revenue, (Salt Caves
                   Hydroelectric), Series A,
                   4.40%, 5/1/23                                       1,000,000
       2,180,000   Missouri State Environmental
                   Impact and  Energy  Resource
                   Authority,  Pollution Control
                   Revenue, (Union Electric Co.),
                   Series B, 4.00%, 6/1/14                             2,180,000
         500,000   Pendleton, Kentucky
                   Self-Insurance Funding,
                   4.00%, 7/1/01                                         500,000
Total Put Bonds (amortized cost $4,202,481)                            4,202,481
Variable Rate Demand Notes - 77.6%
California - 15.6%
       3,500,000   California School Cash Reserve
                   Program Authority,
                   4.75%, 7/5/96                                       3,528,314
       3,100,000   California Statewide
                   Communities, (Whispering
                   Winds Apartments),
                   Series D, 3.90%, 12/1/22                            3,100,000

Principal Amount                                                    Market Value
----------------                                                    ------------
California (cont'd)
         500,000   Carlsbad Housing &
                   Redevelopment Commission,
                   (Seascape Village Project),
                   4.00%, 12/12/05                              $        500,000
                   Irvine Ranch Water District:
         800,000   (Consolidated Refunding
                   Project), Series B,
                   3.60%, 10/1/99                                        800,000
         300,000   (Consolidated Refunding
                   Project), Series B,
                   3.60%, 10/1/04                                        300,000
         200,000   (Consolidated Refunding
                   Project), Series B,
                   3.60%, 10/1/09                                        200,000
       1,000,000   (Waterworks Improvement
                   District), Series A,
                   3.60%, 11/15/13                                     1,000,000
       1,100,000   (Sewer Improvement District),
                   Series A, 3.60%, 11/15/13                           1,100,000
         300,000   (Consolidated Refunding
                   Project), 3.60%, 6/1/15                               300,000
         400,000   Orange County Apartment
                   Development Revenue,
                   (Aliso Creek Project),
                   Series B, 4.20%, 11/1/05                              400,000
                                                                      11,228,314
Florida - 1.5%
         200,000   Broward County Housing
                    Finance Authority
                    Multi-Family Housing
                    Revenue, (Jacaranda Village
                   Project), 3.60%, 9/1/97                               200,000
         200,000   Dade County, Florida
                   (Apartment Revenue),
                   Series A, 3.80%, 10/1/09                              200,000
         700,000   Pinellas County Housing
                   Finance Authority
                   Multi-Family Housing
                   Revenue, (Lynn Lake Arms
                   Phase II Project), Series II-A,
                   3.75%, 7/1/11                                         700,000
                                                                       1,100,000
Georgia - 5.9%
       1,900,000   Glynn-Brunswick Hospital
                   Authority Revenue, (S.E.
                   Georgia Regional Medical
                   Center Project), Series A,
                   3.75%, 8/1/09                                       1,900,000
       2,335,000   Peachtree City Development
                   Authority Revenue,
                   (Equitable PCDC Project),
                   3.75%, 7/1/10                                       2,335,000
                                                                       4,235,000
Illinois - 6.0%
       2,100,000   Bartlett Multi-Family Housing
                   Revenue, (Bartlett Square
                   Apartments), Series A,
                   3.65%, 3/1/25                                       2,100,000
         649,070   Illinois Village of Franklin Park,
                   (AM Castle and Company
                   Project), 3.70%, 6/1/17                               649,070
         187,500   Village of Rosemont, Illinois,
                   (AM Castle and Company
                   Project), 3.70%, 9/1/17                               187,500


Principal Amount                                                    Market Value
----------------                                                    ------------
Illinois (cont'd)
       1,400,000   Wood Dale Industrial
                   Development Revenue,
                   (Nippon Express, Inc. Project),
                   3.80%, 6/1/00                                $      1,400,000
                                                                       4,336,570
Kansas - 2.9%
       2,100,000   Wichita, Kansas Revenue,
                   (CSJ Health Systems Project),
                   Series XXV, 3.80%, 10/1/11                          2,100,000
Kentucky - 1.4%
       1,000,000   Calvert City, Kentucky PCRB
                   (Air Products and Chemical
                   Income Project), Series B,
                   3.65%, 2/1/07                                       1,000,000
Louisiana - 4.4%
       1,620,000   Quachita, Louisiana Industrial
                   Development Bond (McRaes
                   Inc. Project), 3.75%, 7/1/04                        1,620,000
         100,000   South Louisiana Port Comm
                   Marine Term Facility Authority,
                   (Occidental Petroleum
                   Project), 3.60%, 7/1/21                               100,000
       1,485,000   Sulphur, Louisiana Industrial
                   Development Revenue,
                   (La Quinta Inns Project),
                   3.75%, 12/1/04                                      1,485,000
                                                                       3,205,000
Maryland - 4.9%
       3,500,000   Baltimore, Maryland (Terminal
                   Corp. Project), 3.70%, 8/1/16                       3,500,000
Minnesota - 0.1%
         100,000   Austin Commercial
                   Development Revenue,
                   (Hy-Vee Foods, Inc. Project),
                   3.75%, 12/1/04                                        100,000
Missouri - 3.1%
         195,000   Columbia Certificate of
                   Participation Authority,
                   3.60%, 8/15/99                                        195,000
         973,000   Kansas City Industrial
                   Development Authority,
                   (AM Castle and Company
                   Project), 3.70%, 6/1/10                               973,000
         500,000   Missouri Health Education
                   Financing Authority Hospital
                   Finance Revenue, (SSM
                   Health Care Project),
                   3.90%, 6/1/06                                         500,000
         600,000   West Plains Industrial Revenue
                   Authority, (West Plains Manor
                   Project), 4.05%, 11/1/10                              600,000
                                                                       2,268,000
New York - 1.3%
         900,000   Ontario County, NY Industrial
                   Development Authority,
                   (Eastman Kodak/V Assoc.
                   Project), 4.75%, 8/1/15                               900,000
Ohio - 0.8%
         590,000   Ohio Industrial Development
                   Revenue Bond, (AM Castle and
                   Company Project),
                   3.70%, 12/1/06                                        590,000

Principal Amount                                                    Market Value
----------------                                                    ------------
Oklahoma - 4.3%
         615,000   Claremore Redevelopment
                   Authority Industrial
                   Development Revenue,
                   (Worthington Cylinder Corp.
                   Project), 3.75%, 1/1/11                      $        615,000
       2,500,000   Tulsa Home Finance Authority,
                   (Greenbriar Project),
                   Series B, 4.00%, 3/15/05                            2,500,000
                                                                       3,115,000
Pennsylvania - 3.5%
       1,000,000   Chester County Industrial
                   Development Revenue,
                   (Woods Project),
                   3.70%, 3/31/15                                      1,000,000
         200,000   Delaware Valley Regional
                   Financing Authority,
                   Series 1985A-1V 1991,
                   3.60%, 12/1/17                                        200,000
       1,300,000   Venango Industrial
                   Development Authority,
                   (Pennzoil Co. Project),
                   Series A, 4.25%, 12/1/12                            1,300,000
                                                                       2,500,000
South Carolina - 3.5%
       2,000,000   Dorchester County (BOC Group
                   Project), 3.75%, 12/8/00                            2,000,000
         500,000   Lexington County
                   (Charter Rivers Hospital),
                   3.70%, 6/1/07                                         500,000
                                                                       2,500,000
Tennessee - 11.1%
       2,500,000   Greeneville Health &
                   Educational Facilities Board,
                   (Laughlin Memorial Hospital,
                   Inc. Project), 3.70%, 10/1/14                       2,500,000
       2,500,000   Hamilton County (Tennessee
                   Aquarium - IMAX),
                   3.70%, 3/1/15                                       2,500,000
                   Metropolitan Government
                   Nashville & Davidson County
                   Health and Educational
                   Facilities Board:
       1,000,000   (Belmont University Project),
                   3.75%, 8/1/09                                       1,000,000
       2,000,000   (Richland Place, Inc. Project),
                   3.55%, 5/1/23                                       2,000,000
                                                                       8,000,000


Principal Amount                                                    Market Value
----------------                                                    ------------
Texas - 7.2%
         100,000   Grapevine Industrial
                   Development Corp. Revenue,
                   (American Airlines Inc.),
                   Series A-4 3.50%, 12/1/24                    $        100,000
       1,400,000   Harris County Health Facilities
                   Development Corp. Hospital
                   Revenue, (Memorial Senior
                   Services, Inc. Project),
                   3.65%, 5/1/18                                       1,400,000
       1,800,000   Lubbock, Texas Hospital
                   Finance Development Corp.
                   Revenue, (Charter Plains
                   Hospital Project),
                   3.70%, 10/1/13                                      1,800,000
       1,910,000   Maverick County Industrial
                   Developement Revenue
                   Bond, (La Quinta Motor Inns),
                   3.75%, 12/1/01                                      1,910,000
                                                                       5,210,000
Wisconsin - 0.1%
         100,000   Wisconsin Health & Educational
                   Facilities Authority, (Felican
                   Health Care, Inc. Project),
                   3.80%, 1/1/19                                         100,000
Total Variable Rate Notes
  (amortized cost $55,987,884)                                        55,987,884
Total Investments - 101.5%                                            73,226,600
Cash, Receivables and other Assets,
  net of Liabilities - (1.5%)                                        (1,086,522)
Net Assets - 100%                                                    $72,140,078

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS


     The two highest ratings of Standard & Poor's Ratings Services ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.


     The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

SHORT TERM MUNICIPAL LOANS

     S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

     Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

OTHER SHORT-TERM DEBT SECURITIES

     Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

F-1+ - Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2 - Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

DUFF & PHELPS INC.

Duff 1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

THOMSON BANKWATCH, INC.

TBW-1- The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3-  The  lowest  investment  grade  category;   indicates  that  while  more
     susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

IBCA, INC.

A1+ - Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

A2   - Obligations supported by a good capacity for timely repayment.

A3   - Obligations supported by a satisfactory capacity for timely repayment.

B - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

C - Obligations for which there is a high risk of default or which are currently in default.

APPENDIX B

DESCRIPTION OF MUNICIPAL SECURITIES

     Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

     1. Project Notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban
Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

     2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

     4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

     5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association ("Fannie Mae") or the Government National Mortgage Association ("Ginnie Mae").

     6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

     Municipal  Bonds,  which meet longer term capital needs and generally  have
maturities   of  more  than  one  year  when   issued,   have  three   principal
classifications:

     1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

     2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

     3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

     While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

     Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

     Other Municipal Obligations, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

     Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

                              JANUS INVESTMENT FUND
                           PART C - OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

     List  all  financial   statements   and  exhibits  filed  as  part  of  the
Registration Statement.

     (a)(1)  Financial Statements Included in the Prospectus:

               Financial Highlights for each of the following Funds:


                    Janus Money Market Fund - Institutional Shares
                    Janus Government Money Market Fund - Institutional Shares Janus Tax-Exempt Money Market Fund - Institutional Shares

     (a)(2)  Financial  Statements  included  in  the  Statement  of  Additional
             Information:

               The Financial Statements for each of the following Funds are contained in the Statement of Additional Information:

                    Janus Money Market Fund - Institutional Shares
                    Janus Government Money Market Fund - Institutional Shares Janus Tax-Exempt Money Market Fund - Institutional Shares


     (b)     Exhibits:

             Exhibit 1            (a)  Agreement and Declaration of Trust, dated
                                       February 11, 1986 is incorporated  herein
                                       by    reference    to    Exhibit   1   to
                                       Post-Effective Amendment No. 30.

                                  (b) Certificate of Designation for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 42.

                                  (c) Certificate of Designation for Janus Worldwide Fund is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 42.

                                  (d)  Certificate  of  Designation   for  Janus
                                       Twenty  Fund is  incorporated  herein  by
                                       reference   to  Exhibit   1(d)  to  Post-
                                       Effective Amendment No. 46.

                                  (e) Certificate of Designation for Janus Flexible Income Fund is incorporated herein by reference to Exhibit 1(e) to Post- Effective Amendment No. 46.

                                  (f) Certificate of Designation for Janus Intermediate Government Securities Fund is incorporated herein by
                                       reference     to    Exhibit    1(f)    to
                                       Post-Effective Amendment No. 46.

                                  (g) Certificate of Designation for Janus Venture Fund is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 47.

                                  (h) Certificate of Designation for Janus Enterprise Fund is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 48.

                                  (i) Certificate of Designation for Janus Balanced Fund is incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 48.

                                  (j) Certificate of Designation for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 1(j) to Post- Effective Amendment No. 48.

                                  (k) Certificate of Designation for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 54.

                                  (l) Certificate of Designation for Janus Mercury Fund is incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 54.

                                  (m) Certificate of Designation for Janus Overseas Fund is incorporated herein by reference to Exhibit 1(m) to Post-Effective Amendment No. 60.

                                  (n) Form of Amendment to the Registrant's Agreement and Declaration of Trust is incorporated herein by reference to
                                       Exhibit 1(n) to Post-Effective  Amendment
                                       No. 62.

                                  (o) Form of Certificate of Designation for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 1(o) to Post-Effective Amendment No. 62.


                                  (p) Form of Certificate of Designation for Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 1(p) to Post-Effective Amendment No. 68.


             Exhibit 2                 Bylaws   are   incorporated   herein   by
                                       reference to Exhibit 2 to  Post-Effective
                                       Amendment No. 30.

             Exhibit 3                 Not Applicable.

             Exhibit 4            (a)  Specimen  Stock   Certificate  for  Janus
                                       Fund(1)   is   incorporated   herein   by
                                       reference     to    Exhibit    4(b)    to
                                       Post-Effective Amendment No. 42.

                                  (b) Specimen Stock Certificate for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 42.

                                  (c) Specimen Stock Certificate for Janus Worldwide Fund is incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 42.

                                  (d) Specimen Stock Certificate for Janus Twenty Fund(1) is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 46.

                                  (e) Specimen Stock Certificate for Janus Flexible Income Fund(1) is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 46.

                                  (f) Specimen Stock Certificate for Janus Intermediate Government Securities
                                       Fund(1)   is   incorporated   herein   by
                                       reference     to    Exhibit    4(f)    to
                                       Post-Effective Amendment No. 46.

                                  (g) Specimen Stock Certificate for Janus Venture Fund(1) is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment 47.

                                  (h) Specimen Stock Certificate for Janus Enterprise Fund is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 48.

                                  (i) Specimen Stock Certificate for Janus Balanced Fund is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 48.

                                  (j) Specimen Stock Certificate for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 4(j) to Post- Effective Amendment No. 48.



-------------------
(1) Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

                                  (k) Specimen Stock Certificate for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 54.

                                  (l) Specimen Stock Certificate for Janus Mercury Fund is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 54.

                                  (m) Specimen Stock Certificate for Janus Overseas Fund is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 60.


                                  (n) Specimen Stock Certificates for Janus High-Yield Fund and Janus Olympus Fund are incorporated herein by reference to
                                       Exhibit 4(n) to Post-Effective  Amendment
                                       No. 68.


             Exhibit 5            (a)  Investment  Advisory  Agreement for Janus
                                       Fund is incorporated herein by reference to Exhibit 5 to Post- Effective Amendment No. 30.

                                  (b) Investment Advisory Agreement for Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 42.

                                  (c) Form of Investment Advisory Agreement for Janus Twenty Fund and Janus Venture Fund is incorporated herein by reference to
                                       Exhibit 5(c) to Post-Effective  Amendment
                                       No. 46.

                                  (d) Form of Investment Advisory Agreement for Janus Flexible Income Fund and Janus Intermediate Government Securities Fund is incorporated herein by reference to
                                       Exhibit 5(d) to Post-Effective  Amendment
                                       No. 46.

                                  (e) Form of Investment Advisory Agreement for Janus Enterprise Fund, Janus Balanced Fund and Janus Short- Term Bond Fund is incorporated herein by reference to
                                       Exhibit 5(e) to Post-Effective  Amendment
                                       No. 48.

                                  (f) Form of Investment Advisory Agreement for Janus Federal Tax-Exempt Fund and Janus Mercury Fund is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 54.

                                  (g) Form of Investment Advisory Agreement for Janus Overseas Fund is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 60.

                                  (h) Form of Investment Advisory Agreement for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 64.


                                  (i) Draft form of Investment Advisory Agreement for Janus High-Yield Fund is incorporated herein by reference to
                                       Exhibit 5(i) to Post-Effective  Amendment
                                       No. 68.

                                  (j) Draft form of Investment Advisory Agreement for Janus Olympus Fund is incorporated herein by reference to
                                       Exhibit 5(j) to Post-Effective  Amendment
                                       No. 68.


             Exhibit 6                 Form of  Distribution  Agreement  between
                                       Janus    Investment    Fund   and   Janus
                                       Distributors, Inc. is incorporated herein
                                       by    reference    to    Exhibit   6   to
                                       Post-Effective Amendment No. 57.

             Exhibit 7                 Not Applicable.

             Exhibit 8            (a)  Custodian    Contract    between    Janus
                                       Investment Fund and State Street Bank and
                                       Trust Company is  incorporated  herein by
                                       reference     to    Exhibit    8(a)    to
                                       Post-Effective Amendment No. 32.

                                  (b) Amendment dated April 25, 1990 of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 40.

                                  (c) Letter Agreement dated February 1, 1991 regarding State Street Custodian Contract is incorporated herein by reference to
                                       Exhibit 8(c) to Post-Effective  Amendment
                                       No. 42.

                                  (d) Custodian Contract between Janus Investment Fund and Investors Fiduciary Trust Company is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 42.

                                  (e) Letter Agreement dated October 9, 1992 regarding State Street Custodian Agreement is incorporated herein by
                                       reference     to    Exhibit    8(e)    to
                                       Post-Effective Amendment No. 52.

                                  (f) Letter Agreement dated April 28, 1993 regarding State Street Custodian Agreement is incorporated herein by
                                       reference     to    Exhibit    8(f)    to
                                       Post-Effective Amendment No. 60.

                                  (g) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is incorporated herein by
                                       reference     to    Exhibit    8(g)    to
                                       Post-Effective Amendment No. 64.

                                  (h) Form of Custody Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money
                                       Market  Fund and Janus  Tax-Exempt  Money
                                       Market Fund,  and United  Missouri  Bank,
                                       N.A. is incorporated  herein by reference
                                       to  Exhibit   8(h)  to  Post-   Effective
                                       Amendment No. 64.


                                  (i) Letter Agreement regarding State Street Custodian Agreement, with respect to Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 68.


             Exhibit 9            (a)  Transfer Agency  Agreement with Investors
                                       Fiduciary Trust Company is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 42.

                                  (b) Subagency Agreement between Janus Service Corporation and Investors Fiduciary Trust Company is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 42.

                                  (c) Form of Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money
                                       Market  Fund and Janus  Tax-Exempt  Money
                                       Market  Fund is  incorporated  herein  by
                                       reference     to    Exhibit    9(c)    to
                                       Post-Effective Amendment No. 64.

                                  (d)  Transfer  Agency   Agreement  with  Janus
                                       Service   Corporation   for  Janus  Money
                                       Market  Fund,   Janus   Government  Money
                                       Market  Fund and Janus  Tax-Exempt  Money
                                       Market  Fund is  incorporated  herein  by
                                       reference     to    Exhibit    9(d)    to
                                       Post-Effective Amendment No. 64.

                                  (e) Form of Transfer Agency Agreement with Janus Service Corporation for Janus High-Yield Fund and Janus Olympus Fund will be filed by amendment.

             Exhibit 10           (a)  Opinion  and  Consent of  Messrs.  Davis,
                                       Graham & Stubbs with respect to shares of
                                       Janus  Fund  is  incorporated  herein  by
                                       reference    to   Exhibit   10   (a)   to
                                       Post-Effective Amendment No. 31.

                                  (b) Opinion and Consent of Fund Counsel with respect to shares of Janus Growth and Income Fund and Janus Worldwide

                                       Fund is incorporated  herein by reference
                                       to   Exhibit   10(b)  to   Post-Effective
                                       Amendment 42.

                                  (c) Opinion and Consent of Fund Counsel with respect to shares of Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 48.

                                  (d) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Twenty Fund is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 49.

                                  (e) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Venture Fund is incorporated herein by reference to Exhibit 10(f) to Post-Effective Amendment No. 49.

                                  (f) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Flexible Income Fund is incorporated herein by reference to
                                       Exhibit   10(g)   to   Post-    Effective
                                       Amendment No. 49.

                                  (g) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Intermediate Government Securities Fund is incorporated herein by reference to Exhibit 10(h) to Post-Effective Amendment No. 49.

                                  (h) Opinion and Consent of Fund Counsel with respect to shares of Janus Federal Tax-Exempt Fund and Janus Mercury Fund is incorporated herein by reference to
                                       Exhibit   10(i)   to   Post-    Effective
                                       Amendment No. 54.

                                  (i) Opinion and Consent of Fund Counsel with respect to shares of Janus Overseas Fund is incorporated herein by reference to
                                       Exhibit 10(i) to Post-Effective Amendment
                                       No. 60.

                                  (j) Opinion and Consent of Fund Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to
                                       Exhibit   10(j)   to   Post-    Effective
                                       Amendment No. 62.

                                  (k) Opinion and Consent of Fund Counsel with respect to Institutional Shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(k) to Post-Effective Amendment No. 65.

                                  (l) Opinion and Consent of Fund Counsel with respect to shares of Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to
                                       Exhibit   10(l)   to   Post-    Effective
                                       Amendment No. 68.

             Exhibit 11 Consent of Price Waterhouse LLP is filed herein as Exhibit 11.


             Exhibit 12                Not Applicable.

             Exhibit 13                Not Applicable.

             Exhibit 14           (a)  Model   Individual   Retirement  Plan  is
                                       incorporated   herein  by   reference  to
                                       Exhibit 14(a) to Post-Effective Amendment
                                       No. 57.

                                  (b) Model Defined Contribution Retirement Plan is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 41.

                                  (c) Model Section 403(b)(7) Plan is incorporated herein by reference to
                                       Exhibit 14(c) to Post-Effective Amendment
                                       No. 38.

             Exhibit 15                Not Applicable.

             Exhibit 16           (a)  Computation    of   Total    Return    is
                                       incorporated   herein  by   reference  to
                                       Exhibit  16 to  Post-Effective  Amendment
                                       No. 44.

                                  (b) Computation of Current Yield and Effective Yield is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 67.

             Exhibit 17 Powers of Attorney dated as of June 30, 1995, are incorporated herein by reference to Exhibit 17 to Post-Effective Amendment No. 67.


             Exhibit 18           (a)  Form of plan  entered into by Janus Money
                                       Market  Fund,   Janus   Government  Money
                                       Market Fund and Janus Tax-  Exempt  Money
                                       Market   Fund   pursuant  to  Rule  18f-3
                                       setting  forth the  separate  arrangement
                                       and expense  allocation  of each class of
                                       such   Funds   filed  as  Exhibit  18  to
                                       Post-Effective   Amendment   No.   66  is
                                       withdrawn.

                                  (b) Restated form of Rule 18f-3 plan entered into by Janus Money Market Fund, Janus Government Money Market Fund and Janus
                                       Tax-Exempt Money Market Fund is filed herein as Exhibit 18(b).

             Exhibit 27                A Financial Data Schedule for each of the
                                       following   Funds  is  filed   herein  as
                                       Exhibit 27:

                                       Janus Money Market Fund - Institutional
                                        Shares
                                       Janus Government Money Market Fund -
                                        Institutional Shares
                                       Janus Tax-Exempt Money Market Fund -
                                        Institutional Shares



ITEM 25.  Persons Controlled by or Under Common Control with Registrant
          None


ITEM 26.  Number of Holders of Securities

          The number of record holders of shares of the Registrant as of August 31, 1995, was as follows:

                                                                  Number of
          Title of Class                                          Record Holders
          --------------                                          --------------

          Janus Fund shares                                              786,506
          Janus Growth and Income Fund shares                             81,258
          Janus Worldwide Fund shares                                    195,443
          Janus Overseas Fund shares                                      22,160
          Janus Twenty Fund shares                                       349,337
          Janus Flexible Income Fund shares                               33,830
          Janus Intermediate Government
            Securities Fund shares                                         5,210
          Janus Venture Fund shares                                      145,096
          Janus Enterprise Fund shares                                    69,346
          Janus Balanced Fund shares                                      18,988
          Janus Short-Term Bond Fund shares                                5,327
          Janus Federal Tax-Exempt Fund shares                             3,866
          Janus Mercury Fund shares                                      171,526
          Janus Money Market Fund - Investor Shares                       69,736
          Janus Money Market Fund - Institutional Shares                      43
          Janus Government Money
            Market Fund - Investor Shares                                 12,239
          Janus Government Money
            Market Fund - Institutional Shares                                29
          Janus Tax-Exempt Money
            Market Fund - Investor Shares                                  6,363
          Janus Tax-Exempt Money
            Market Fund - Institutional Shares                                 5
          Janus High-Yield Fund shares                                       N/A
          Janus Olympus Fund shares                                          N/A


ITEM 27. Indemnification

     Article VIII of Janus Investment Fund's Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their Fund office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.


ITEM 28. Business and Other Connections of Investment Adviser

     The only business of Janus Capital Corporation is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds and private and retirement accounts. The only businesses, professions, vocations or employments of a substantial nature of Thomas H. Bailey, James P. Craig, Thomas F. Marsico, James P. Goff, Warren B. Lammert, Ronald V. Speaker, Helen Young Hayes, Sharon S. Pichler, Scott W. Schoelzel, David C. Tucker and Steven R. Goodbarn, officers and/or directors of Janus Capital Corporation, are described under "Officers and Trustees" in the currently effective Statements of Additional Information included in this Registration Statement. Mr. Michael E. Herman, a director of Janus Capital
Corporation, is Chairman of the Finance Committee (1990 to present) of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, Missouri 64112. Mr. Michael
N. Stolper, a director of Janus Capital Corporation, is President of Stolper & Company, Inc., 525 "B" Street, Suite 1080, San Diego, California 92101, an investment performance consultant. Mr. Thomas A. McDonnell, a director of Janus Capital Corporation, is President, Chief Executive Officer and a Director of DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri 64105, provider of data processing and recordkeeping services for various mutual funds, and is Executive Vice President and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, Missouri 64105, a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services.


ITEM 29.  Principal Underwriters

          (a) Janus Distributors, Inc. ("Janus Distributors") does not serve as a principal underwriter for any investment company other than Registrant.

          (b) The principal business address, positions with Janus Distributors and positions with Registrant of David C. Tucker and Steven R. Goodbarn, officers and directors of Janus Distributors, are described under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement.

          (c)  Not applicable.

ITEM 30.  Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Corporation and Janus Service Corporation, both of which are located at 100 Fillmore Street, Suite 300, Denver, Colorado 80206-4923 and by Investors Fiduciary Trust Company, 127 W. 10th Street, Kansas City, Missouri 64105, State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts 02101 and United Missouri Bank, P.O. Box 419226, Kansas City, Missouri 64141-6226.


ITEM 31.  Management Services

     The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.


ITEM 32.  Undertakings

          (a)  Not applicable.


          (b)  Not applicable.


          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 28th day of September, 1995.


                                                     JANUS INVESTMENT FUND


                                                     By: /s/ Thomas H. Bailey
                                                     Thomas H. Bailey, President

     Janus Investment Fund is organized under the Agreement and Declaration of Trust of the Registrant dated February 11, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                              Date
---------                  -----                              ----


/s/ Thomas H. Bailey       President                          September 28, 1995
Thomas H. Bailey           (Principal Executive
                           Officer) and Trustee

/s/ Steven R. Goodbarn     Treasurer and Chief                September 28, 1995
Steven R. Goodbarn         Financial Officer
                           (Principal Financial
                           and Accounting Officer)

/s/ James P. Craig         Trustee                            September 28, 1995
James P. Craig

Gary O. Loo*               Trustee                            September 28, 1995
Gary O. Loo

Dennis B. Mullen*          Trustee                            September 28, 1995
Dennis B. Mullen

John W. Shepardson*        Trustee                            September 28, 1995
John W. Shepardson

William D. Stewart*        Trustee                            September 28, 1995
William D. Stewart

Martin H. Waldinger*       Trustee                            September 28, 1995
Martin H. Waldinger




/s/ Steven R. Goodbarn
*By Steven R. Goodbarn
    Attorney-in-Fact

                                INDEX OF EXHIBITS




         Exhibit 11                   Consent of Price Waterhouse


         Exhibit 18(b)                Restated form of Rule 18f-3 Plan

         Exhibit 27                   Financial Data Schedules